SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 29
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 29

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 North State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices)

Registrant’s Telephone Number - (360) 594-9900

Nicholas Kaiser, President
1300 North State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on _______ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] on March 30, 2007 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment is the revised annual update to Saturna Investment Trust’s Registration Statement. It includes increased disclosures required by regulation as well as material for a new series of the Trust, Sextant Core Fund. The Registrant requests acceleration of this post-effective amendment to 12:00 a.m. on March 30, 2007 or as soon thereafter as practicable. A graphical PDF version of this filing is available at http://www.saturna.com/red/.

Cross Reference Sheet
Form N-1A

Item

For Sextant Mutual Funds

Part A	Prospectus

1. (a) Front Cover Page	Cover Page serves as both Front Cover and Back Cover
(b) Back Cover Page

2. Risk/Return Summary	A Quick Look at Sextant Mutual Funds

3. Fee Table	Fees and Expenses

4. (a) Investment Objectives	Investment Objectives,
(b) Principal Invesment Strategies	Strategies &
(c) Risks	Risks

5. Management's Discussion of Performance	Not applicable (in Annual Report)

6. (a) Management	Investment Adviser
(b) Capital Structure	Not applicable (no restrictions)

7. Shareowner Information
(a) Pricing of Fund Shares	Pricing of Fund Shares
(b) Purchase of Fund Shares	How to Buy Shares
(c) Redemption of Fund Shares	How to Redeem Shares
(d) Dividends and Distributions	Dividends
(e) Tax Consequences	Tax Information

8. Distribution Arrangements	Investment Adviser
Fees and Expenses

9. Financial Highlights Information	Financial Highlights

Part B	Statement of Additional Information

10. Cover Page & Table of Contents	Cover Page
Table of Contents

11. Trust History	History of the Funds

12.Fund Descriptions, Investments and Risks	Fund Descriptions, Investments and Risks

13. Management of the Trust	Management of the Funds

14. Control Persons and Principal Holders of Securities	Principal Holders of Securities

15. Investment Advisory and Other Services	Investment Advisory and Other Services

16. Brokerage Allocation and Other Practices	Brokerage Allocation

17. Capital Stock and Other Securities	Capital Stock

18. Purchase, Redemption and Pricing of Securities Being Offered	Purchase, Redemption and Pricing of Shares

19. Taxation of the Trust	Taxation of the Funds

20. Underwriters	Not applicable

21. Calculation of Performance Data	Calculation of Performance Data

22. Financial Statements	Financial Statements

Item

For Idaho Tax-Exempt Fund

Part A	Prospectus

1. (a) Front Cover Page	Cover Page serves as both Front Cover and Back Cover
(b) Back Cover Page

2. Risk/Return Summary	A Quick Look at Idaho Tax-Exempt Fund

3. Fee Table	Fees and Expenses

4. (a) Investment Objectives	Investment Objectives,
(b) Principal Invesment Strategies	Investment Strategies &
(c) Risks	Risks

5. Management's Discussion of Performance	Not applicable (in Annual Report)

6. (a) Management	Investment Adviser
(b) Capital Structure	Not applicable (no restrictions)

7. Shareowner Information
(a) Pricing of Fund Shares	Pricing of Fund Shares
(b) Purchase of Fund Shares	How to Buy Shares
(c) Redemption of Fund Shares	How to Redeem Shares
(d) Dividends and Distributions	Dividends
(e) Tax Consequences	Tax & Investment Information

8. Distribution Arrangements	Investment Adviser

9. Financial Highlights Information	Financial Highlights

Part B	Statement of Additional Information

10. Cover Page & Table of Contents	Cover Page
Table of Contents

11. Trust History	History of the Fund

12.Fund Descriptions, Investments and Risks	Fund Descriptions, Investments and Risks

13. Management of the Trust	Management of the Fund

14. Control Persons and Principal Holders of Securities	Principal Holders of Securities

15. Investment Advisory and Other Services	Investment Advisory and Other Services

16. Brokerage Allocation and Other Practices	Brokerage Allocation

17. Capital Stock and Other Securities	Capital Stock

18. Purchase, Redemption and Pricing of Securities Being Offered	Purchase, Redemption and Pricing of Shares

19. Taxation of the Trust	Taxation of the Fund

20. Underwriters	Not applicable

21. Calculation of Performance Data	Calculation of Performance Data

22. Financial Statements	Financial Statements

Part C

23. Exhibits	Exhibits

24. Control Persons	Persons Controlled by or Under Common Control with Registrant

25. Indemnification	Indemnification

26. Business and other Connections	Business and other Connections of Investment Adviser

27. Principal Underwriters	Principal Underwriters

28. Records	Location of Accounts and Records

29. Management Services	Management Services

30. Undertakings	Not applicable

PART A

PROSPECTUS

Sextant Mutual Funds
Prospectus

Growth | International | Core Short-Term Bond | Bond Income

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual shareowner reports. The Funds’ annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. A Statement of Additional Information contains additional information, and is incorporated in this Prospectus by reference. These documents and other information are available free upon request; shareowners may direct inquiries to:

Saturna Capital Corporation
1300 N. State St., Bellingham, WA 98225
http://www.saturna.com
E-mail: sextant@saturna.com
800-SATURNA [800-728-8762]

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington DC (call 202-942-8090 for information). Reports and other information about the Funds are also available on the SEC’s EDGAR database (http://www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-0102 or sending email to publicinfo@sec.gov.

The Sextant Funds are series of Saturna Investment Trust, Investment Company Act file number 811-05071.

March 30, 2007

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

A Quick Look at Sextant Mutual Funds

Sextant Growth Fund (SSGFX)

Objective:
Long-term capital growth.

Strategy:
The Growth Fund primarily invests in common stocks of U.S. companies. The Growth Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Growth Fund favors companies trading for less than the adviser’s assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.

Risks:
The Growth Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Sextant International Fund (SSIFX)

Objective:
Long-term capital growth.

Strategy:
The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in such securities. It currently limits its investments to those securities of foreign issuers that trade and settle in the U.S. (such as American Depositary Receipts). The International Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Fund favors companies trading for less than the adviser’s assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields.

Risks:
The International Fund involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social and political standards. Foreign countries have risk of confiscatory taxation, seizure or nationalization of assets, establishment of exchange controls, adoption of government restrictions, or adverse political or social developments that affect investments. By limiting itself to foreign securities traded in the U.S., the International Fund reduces some of these risks but also reduces the opportunities available, especially from small companies and emerging markets.

Sextant Core Fund (SCORX)

Objective:
Long-term appreciation and capital preservation.

Strategy:
The Core Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. The stocks and bonds in the Core Fund are generally issues included in the Sextant Growth, International, Bond Income and Short-Term Bond Funds, and are selected using the same strategies. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of U.S. companies, 20% in foreign equities (limited to those that trade and settle in the U.S.), 25% in investment-grade debt securities (those rated BBB or higher, including government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. To reduce risk, the Core Fund follows a value investment style, favoring income-producing securities and those of larger, more seasoned companies.

Risks:
The Core Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks by maintaining a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long term bonds, and money market instruments. The prices of equities are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged. International equities involve additional risks, such as currency exchange rates, less transparency and non-standard reporting, and varying financial, social and political standards. Governments can affect investments with confiscatory taxation, seizure of assets, exchange controls, and other restrictions on capital movement. Debt investments have interest rate risk, as bonds generally drop in price when rates increase. Debt investments also entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Sextant Short-Term Bond Fund (STBFX)

Objective:
Capital preservation and current income.

Strategy:
The Short-Term Bond Fund invests primarily in marketable short-term debt securities. Under normal circumstances the Fund’s dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a security rated at time of purchase below the fourth highest grade (BBB).

Risks:
The risks inherent in the Short-Term Bond Funddepend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Sextant Bond Income Fund (SBIFX)

Objective:
Current income.

Strategy:
The Bond Income Fund invests primarily in marketable debt securities. The Bond Income Fund’s current policy is to maintain a dollar-weighted average maturity of ten years or more. The Bond Income Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a security rated at time of purchase below the fourth highest grade (BBB).

Risks:
The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Further Information

The value of Fund shares rises and falls as the value of the stocks and bonds in which the Fund invests goes up and down. Only consider investing in a Sextant Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Funds invest. Further information about the objectives, strategies and risks is on page 7 and in the Statement of Additional Information (SAI).

Shareowners receive a financial report showing the investment returns, portfolios, income and expenses of each Fund every six months. A copy of the audited financial statements of the Funds for the period ending November 30, 2006, in the Funds’ Annual Report, is available on request. Investors may obtain current share prices daily by calling 888/732-6262, on electronic quotation systems (symbols: SSGFX, SSIFX, SCORX, STBFX, SBIFX), or on line at www.saturna.com. This prospectus, financial reports, performance information, month-end portfolio holdings, proxy voting records and other useful information is also available at www.saturna.com.

A description of Fund policies and procedures with respect to the disclosures of Fund portfolio securities is available in the SAI and on the website.

Performance

Variability of returns is illustrated in the following bar charts and tables, which provide an indication of the risks of investing in each Fund by showing changes in Fund performance from year to year and by showing how each Fund’s average annual returns compare to those of broad-based market indices. A Fund’s past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

Sextant Growth Fund (SSGFX)
Total Return (Before Taxes) for the Year Ended December 31
										Best Quarter	Q4 1999	28.3%

										Worst Quarter	Q1 2001	-23.8%

26.55%	14.71%	40.97%	6.52%	-11.99%	-18.37%	26.16%	16.44%	18.63%	8.17%
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Average Annual Total Returns (for the periods ending December 31, 2006)	1 Year	5 Years	10 Years

Return before taxes	8.17%	9.00%	11.43%

Return after taxes on distributions†	7.59%	8.63%	10.86%

Return after taxes on distributions and sale of fund shares†	5.22%	7.55%	9.69%

S&P 500®*	15.83%	6.19%	8.42%

*The S&P 500® is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices.

†After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. They are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as Individual Retirement Accounts.

Sextant International Fund (SSIFX)
Total Return (Before Taxes) for the Year Ended December 31
										Best Quarter	Q4 1999	33.4%

										Worst Quarter	Q3 2002	-25.1%

15.88%	6.15%	41.16%	-7.22%	-14.77%	-22.82%	49.54%	17.40%	16.75%	22.02%
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Average Annual Total Returns (for the periods ending December 31, 2006)	1 Year	5 Years	10 Years

Return before taxes	22.02%	14.06%	10.24%

Return after taxes on distributions†	21.45%	13.93%	9.88%

Return after taxes on distributions and sale of fund shares†	14.23%	12.29%	8.85%

AMEX International Index*	24.94%	12.82%	8.42%

*The AMEX International Index® is a capitalization-weighted index of 50 American Depositary Receipts.

Sextant Core Fund (SCORX)

Fund Inception: March 30, 2007

The Sextant Core Fund began operations March 30, and consequently has no returns to report. Future reports will show how the Fund’s average annual total returns for the required time periods compare with those of a broad measure of market performance.

†After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. They are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as Individual Retirement Accounts.

Sextant Short-Term Bond Fund (STBFX)
Total Return (Before Taxes) for the Year Ended December 31
										Best Quarter	Q3 2001	3.7%

										Worst Quarter	Q2 2004	-1.1%

6.53%	6.19%	2.50%	7.28%	7.57%	6.95%	3.51%	0.96%	1.27%	3.86%
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Average Annual Total Returns (for the periods ending December 31, 2006)	1 Year	5 Years	10 Years

Return before taxes	3.86%	3.28%	4.63%

Return after taxes on distributions†	2.84%	1.93%	2.80%

Return after taxes on distributions and sale of fund shares†	2.48%	1.80%	2.43%

Citgroup Government/Corporate1-3 Index*	4.31%	3.30%	5.02%

*The Citigroup Government-sponsored/Corporate Bonds (1-3 year maturities) Index is an unmanaged index of investment-grade short-term bond prices.

Sextant Bond Income Fund (SBIFX)
Total Return (Before Taxes) for the Year Ended December 31
										Best Quarter	Q3 2002	5.9%

										Worst Quarter	Q2 2004	-3.6%

12.70%	9.15%	-3.82%	9.29%	9.41%	13.62%	3.80%	4.52%	1.07%	3.04%
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Average Annual Total Returns (for the periods ending December 31, 2006)	1 Year	5 Years	10 Years

Return before taxes	3.04%	5.11%	6.13%

Return after taxes on distributions†	1.55%	3.64%	3.87%

Return after taxes on distributions and sale of fund shares†	1.14%	3.29%	3.30%

Citigroup BIG Index*	4.34%	5.10%	6.26%

*The Citigroup Broad Investment-Grade Bond Index is an unmanaged index of investment-grade, medium and long term bond prices.

Fees and Expenses

These tables describe the fees and expenses you may pay if you buy and hold shares of the Sextant Funds.

SHAREOWNER EXPENSES (fees paid directly from your investment)
All Sextant Funds

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price):	0%

Maximum Deferred Sales Charge (Load):	0%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions:	0%

Early Redemption Penalty (applied to shares redeemed within 30 calendar days of purchase):	2%

Exchange Fee:	0%

Maximum Account Fee:	0%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
	Growth	International	Core 2	Short-Term Bond	Bond Income

	Proforma	Proforma	Proforma	Proforma	Proforma

Management Fees 1	0.77%	0.47%	0.60%	0.60% 3	0.58% 3

Distribution (12b-1) Fees 4	0.25%	0.25%	0.25%	0.25%	0.25%

Other Expenses	0.44%	0.58%	0.50%	0.74%	0.65%

Total Annual Operating Expenses	1.46%	1.30%	1.35%	1.59%	1.48%

Less Fee Waiver or Expense Reimbursement	(0.00)%	(0.00)%	(0.00)%	(0.74)%	(0.32)%

Net Annual Operating Expenses 5	1.46%	1.30%	1.35%	0.85% 3	1.16% 3

1 Based on performance in relation to a Fund’s benchmark, management fees may be adjusted up or down from .60% by a maximum of .30% for Growth, Core and International Funds, and by a maximum of .20% for Short-Term Bond and Bond Income Funds.

2 Sextant Core Fund began operations on March 30, 2007 (the date of this prospectus) and has not yet incurred expenses. The amounts reflected in this table are based upon estimates of operating expenses for the first fiscal year. Expenses will vary in future years.

3 The Adviser has voluntarily capped expenses of the Short-Term Bond Fund at 0.75% and expenses of the Bond Income Fund at 0.90% through 3/31/2008. Management fees for both Bond funds are contractually waived when assets are less than $2 million.

4 The Sextant Funds adopted a distribution plan under Rule 12b-1 effective October 2, 2006; projected fee is 0.25% annually.

5 Earnings credits for custody fees further reduced operating expenses and are not reflected above.

The examples below are intended to help investors compare the cost of investing in a Sextant Fund with the cost of investing in other mutual funds.

The examples assume an investor invests $10,000 in a Fund for the years indicated below and then redeems at the end of those years. The example also assumes that the investment has a 5% return each year and that the Fund’s “Total Annual Fund Operating Expenses” shown above (without fee waivers or credits or variation for performance) remain the same. Although actual costs may be higher or lower, based on these assumptions an investor’s cumulative expenses would be:

	Growth	International	Core 1	Short-Term Bond	Bond Income

1 Year	$149	$132	$138	$87	$118

3 Year	$462	$412	$428	$429	$437

5 Year	$797	$713	$739	$796	$778

10 Year	$1,746	$1,568	$1,624	$1,827	$1,741

1 The amounts for the Core Fund are based on the estimated Annual Fund Operating expenses above.

Objectives, Strategies & Risks

The Sextant Funds provide basic elements to build a low-expense, balanced investment program. The following section outlines Fund strategies, risks, and objectives.

The Growth Fund and International Fund invest primarily in STOCKS, the Short-Term Bond Fund and Bond Income Fund invest in BONDS, and the Core Fund invests in both STOCKS and BONDS. All Sextant Funds seek tax-efficiency for their shareowners and reduced trading expenses by limiting portfolio trading.

BASIC STRATEGIES:

Sextant fund STOCK investments emphasize a value approach to investing. The manager looks for securities it believes offer favorable possibilities for capital appreciation over the next one to four years. In selecting equities, the manager considers factors such as growth in revenues and earnings, relative price to earnings and price to book value ratios, industry position and outlook, and its assessment of management.

Sextant fund BOND investments include:

  Corporate bonds, meaning marketable bonds payable in U.S. dollars, rated within the four highest grades assigned by Moody’s Investors Service, Inc. (Aaa, Aa, A, or Baa) or by Standard & Poor’s Corporation (AAA, AA, A or BBB);
  U.S. Government securities;
  High quality commercial paper; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

RISKS:

Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

Investing in foreign securities or instruments involves risks not typically associated with investing in U.S. securities. These include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmental super vision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that could affect investment.

Temporary defensive positions that are inconsistent with a Fund’s principal investment strategies may protect principal in adverse market conditions, but could reduce returns if stock prices are increasing. Taking a temporary defensive position may keep a Fund from obtaining its investment objective.

Bonds entail credit risk, because the issuers of the bonds and other debt securities held by a Fund may not be able to make interest or principal payments when due. Even if these issuers are able make interest and principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the debt, leading to greater volatility in the price of the security. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

FUND OBJECTIVES AND STRATEGIES:

The Growth Fund seeks long-term capital growth.

The Growth Fund invests in a diversified portfolio of U.S. common stocks. It may invest in securities of smaller or newer companies as well as well-seasoned companies of any size. It has the risks of smaller companies, growth stocks, and temporary defensive positions.

The International Fund seeks long-term capital growth.

The International Fund invests in a diversified portfolio of foreign common stocks. The Fund diversifies its investments geographically and by type of securities based on the adviser’s evaluation of economic, market, and political trends outside the U.S. The Fund ordinarily invests in securities of at least three countries outside the U.S. It limits investments to those securities of foreign issuers that trade and settle in the U.S., such as American Depositary Receipts (ADRs). It has the risks of foreign securities and temporary defensive positions.

The Core Fund seeks long-term appreciation and capital preservation.

The Core Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of U.S. companies, 20% in foreign equities (limited to those that trade and settle in the U.S.), 25% in investment-grade debt securities (those rated BBB or higher, including U.S. Government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. It has the risks of growth stocks, foreign securities, temporary defensive positions, credit, and interest rates - but these risks are mitigated by spreading its investments in both stocks and bonds, and by its favoring of income-producing securities and those of larger, more seasoned companies.

The Short-Term Bond Fund seeks capital preservation and current income.

The Short-Term Bond Fund invests at least 80% of its assets in short-term bond securities, under normal circumstances. Its dollar-weighted average effective maturity (the sum of the market value of each bond times its number of years to anticipated maturity, divided by the portfolio’s total market value) normally does not exceed three years. Because of the short maturities, it has limited credit risk and interest rate risk.

The Bond Income Fund seeks current income.

The Bond Income Fund invests at least 80% of its assets in bond securities generating current income, under normal circumstances. Its dollar-weighted average effective maturity normally exceeds 10 years.

Because of its longer average portfolio maturity, the Bond Income Fund may decline substantially should interest rates increase. It also has greater credit risk than the Short-Term Bond Fund.

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator for the Funds. Saturna Capital’s wholly owned subsidiary, Saturna Brokerage Services, Inc., is a discount brokerage firm and acts as distributor. Founded in 1989, Saturna Capital Corporation is also the adviser to Amana Mutual Funds Trust and to private accounts. Saturna has approximately $550 million in assets under management (as of December 31, 2006).

Each Fund pays the Adviser an Investment Advisory and Administrative Services Fee. The Fee covers compensation for portfolio management as well as certain administrative services such as portfolio accounting and reporting, and shareholder servicing. The base portion of the Fee is 0.60% of average daily net assets of each Fund per annum, payable monthly. This base Fee is subject to adjustment up or down depending on the investment performance of each Fund relative to its Morningstar-specified benchmark.

For each month Growth Fund’s, International Fund’s or Core Fund’s total investment return for the one year period through that month outperforms or underperforms its benchmark for that period by 1% or more but less than 2%, the base Fee is increased or decreased by the annual rate of .10% of the Fund’s average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%. If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

For each month Bond Income Fund’s or Short-Term Bond Fund’s total investment return for the one year period through that month outperforms or underperforms its benchmark for that period by 1% or more but less than 2%, the base Fee is increased or decreased by the annual rate of .10% of the Fund’s average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

The Sextant funds are assigned by Morningstar into appropriate categories, which are the benchmarks used for the computation:

Sextant Growth Fund	Mid-Cap Growth Funds
Sextant International Fund	Foreign Large Blend Funds
Sextant Core Fund	Moderate-Allocation Domestic Hybrid Funds
Sextant Short-Term Bond Fund	Short-Term Bond Funds
Sextant Bond Income Fund	Long-Term Bond Funds

For the fiscal year ended November 30, 2006, the aggregate advisory fee paid (after performance adjustments and fee waivers) was 0.77%, 0.47%, 0.00%, and 0.26% of average net assets for Growth, International, Short-Term Bond, and Bond Income Funds, respectively. Core Fund begain operations in March 2007.

A discussion regarding the basis for the Board’s approval of the Funds’ advisory contracts through September 2007 is available in the Annual Report to shareholders, available from the Fund on request.

Mr. Nicholas Kaiser, MBA, CFA is President, director and controlling shareowner of Saturna Capital Corporation. He has been the primary manager of the Growth Fund since 1989 and the International Fund since 1995. Mr. Kaiser, in combination with members of his family, owns more than 5% of each of the Sextant Funds. Mr. Phelps McIlvaine has been vice president and director of Saturna Capital since 1994 and manager of Bond Income and Short-Term Bond Funds since 1995. Mr. McIlvaine also manages Idaho Tax-Exempt Fund, another series of the Trust. Mr. Kaiser and Mr. McIlvaine together are the managers of the Core Fund. Additional information about the portfolio managers, and their fund ownership and compensation, is provided in the Statement of Additional Information.

Pricing of Fund Shares

Each Fund computes its price per share each business day by dividing the value of all of its securities and other assets, less liabilities, by the number of shares outstanding. The Funds compute their daily prices at the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) using market prices. The Funds’ shares are not priced on the days when New York Stock Exchange trading is closed (weekends and national holidays). The price applicable to purchases or redemptions of shares of each Fund is the price next computed after receipt of a purchase or redemption order. If a market price is not readily available, a “fair value” is used under procedures adopted by the Trustees. Using “fair value” to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

How To Buy Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver’s license or other identifying documents.

You may open an account and purchase shares by sending a completed application and a photocopy of a government issued identity document with a check for $1,000 or more ($100 under a group or retirement plan) to the Fund of your choice. The Funds do not accept initial orders unaccompanied by payment nor by telephone. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption order by the Fund’s transfer agent (Saturna Capital). There are no sales charges or loads. The Funds may reject purchases for any reason, such as excessive trading or anti-money laundering regulations which limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With your authorization, purchase orders can be entered on line at www.saturna.com.

Shareowners may authorize the use of electronic funds transfer (via the Automated Clearing House system [“ACH”]) to purchase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before ACH can be used. To use ACH to purchase or redeem shares, simply call Saturna Capital. Investors also may wire money to purchase shares, though the wiring bank typically charges a fee for this service. Be sure Saturna Capital is notified when wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.

The Funds offer several optional plans and services, including free Individual Retirement Accounts. Other free services offered by the Funds include an automatic investment plan, a systematic withdrawal plan, internet access to account information, Health Savings Accounts, Education Savings Accounts, and the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the investment adviser. Free materials describing these plans and applications may be obtained from Saturna Capital by visiting www.saturna.com or by calling toll free 800/SATURNA.

How to Redeem Shares

Shareowners may redeem all or part of their investment on any business day of the Funds. The Funds pay redemptions in US dollars, and the amount per share received is the price next determined after receipt of a redemption request. The amount paid depends on the value of the investments of that Fund at that day and may be more or less than the cost of the shares being redeemed.

The Funds normally pay proceeds of redemptions within three days after a proper instruction is received. To allow time for the clearing of funds used to purchase shares being redeemed, redemption of those shares may be restricted for up to 14 calendar days.

There are several methods you may choose to redeem shares:

Written request

Write:
Sextant Mutual Funds
Box N
Bellingham WA 98227-0596
Or Fax: 360 / 734-0755

You may redeem shares by a written request and choose one of the follow-ing options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as the purpose of the wire.

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank or trust company or by a member of a national securities exchange.

Telephone request

Call: 800 / 728-8762 or 360 / 734-9900

Unless you notify us to the contrary in advance, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s). Note: Redemption checks sent to other than registered owners may require a written request.
  ACH transfer ($100 minimum) with proceeds transferred to your bank account as designated by the ACH authorization on your application. The transfer agent must receive the ACH authorization at least two weeks before ACH transfer can be used.
  Exchange (in at least the minimum established by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Funds will endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be withdrawn, and
  the method for payment of the proceeds.

The transfer agent may also require a form of personal identification. Neither the transfer agent nor the Funds will be responsible for the results of transactions they reasonably believe genuine.

Check writing

Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, a Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are redeemed at the share price next determined after receipt by the transfer agent. To use this feature, request the Check Writing Privilege on the Application. Although you may use checks sent to you by the Funds for any payment, for legal reasons we cannot honor any other kind of check. If you use any other type of check, it will be returned unpaid.

Frequent Trading Policy

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. Rapid trading may lead to higher portfolio turnover which can increase costs to shareowners and negatively impact performance. Shares held less than 30 calendar days will be assessed a 2% early redemption fee (payable to the Fund). Reinvestments may be restricted for up to six months after a redemption if a Fund detects what it considers to be short-term or rapid trading.

As a shareowner of a Fund, you are subject to this policy whether you own shares directly or through a broker, bank, retirement plan or other intermediary.

Shares may also be purchased and sold through broker-dealers and retirement plan administrators having agreements with the Funds. These intermediaries may charge investors, and/or require the adviser/distributor to the Funds to share revenues, for their services.

The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareholders are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds’ redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent excessive trading that may be facilitated bythese intermediaries or by the use of omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce a particular fund’s policies.

Investors should be aware that intermediaries might have policies different than the Funds regarding trading and redemptions, and these may be in addition to or in place of the Funds’ policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

The Funds will periodically review trading activity of omnibus accounts and look for activity that may indicate potential frequent trading or market timing. If the Funds detect suspicious trading activity, they will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchase of Fund shares by an intermediary’s client.

Exemptions

The Funds may exempt certain transactions from the 2% redemption fee. These exemptions include:

  Emergency situations (such as death or disability)
  Retirement plan situations (such as required minimum distributions)
  Reinvestment of dividends or distributions
  Involuntary distributions (such as those required by employer decisions such as termination or plan restructuring)
  Systematic withdrawal plans

The Funds’ Statement of Additional Information contains further details about exemptions.

Dividends

Each Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. Distributions from capital gains (which may be taxable at different rates depending on the length of time a Fund holds its assets) are paid at the end of November. Growth Fund, International Fund and Core Fund pay income dividends at the end of November. Short-Term Bond and Bond Income funds pay income dividends daily, which are reinvested or distributed monthly. As a result of their investment strategies, Short-Term Bond and Bond Income funds expect that their dividends will consist primarily of ordinary income.

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distributions in cash. You are notified of each dividend and capital gains distribution when paid.

Tax Information

Dividends are subject to various income taxes, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of dividend, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Growth and International Funds, and part of the incomde dividends paid by the Core Fund, will normally be eligible for the lower “qualified income dividend” tax rates.

Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and investors may realize a capital gain or loss on the redemption.

At the end of each calendar year, shareowners receive a complete annual statement, which should be retained for tax accounting. Saturna Capital keeps each account’s entire investment transaction history, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of dividends and capital gains distributions. Dividend amounts represent the proportionate share the shareowner is to report on a tax return for the year. Capital gains may be taxed at different rates, depending on the length of time the Fund held its investments. Fund dividends and capital gain distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to federal, state and local income taxes.

To avoid being subject to federal backup withholding tax on dividends and distributions, you must furnish your correct Social Security or Tax Identification Number.

Shareowners who are not US taxpayers may be subject to a foreign withholding tax under tax treaty provisions applicable to foreign investors. Capital gain distributions paid by the Funds are not subject to foreign withholding.

Distribution Plan

The Funds have distribution plans under Rule 12b-1 that allow each Fund to pay distribution and other fees for the sale of shares and services provided to shareowners. Under the plan, each Fund pays 0.25% annually of its average daily net assets to the distributor. Because these fees are paid out of a Fund’s net assets on an on-going basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights	(graphic omitted)

The tables on the following pages can help you understand each Fund’s financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker LLP, the independent registered public accounting firm for the Funds, audited this information. Their report and each Fund’s financial statements are in the Funds’ annual report (available free upon request from the Funds at www.saturna.com or by calling (800) SATURNA).

Sextant Growth Fund (SSGFX)	Year Ended November 30,
Selected data per share of capital stock outstanding throughout the year	2006	2005	2004	2003	2002

Net asset value at beginning of year	$17.11	$14.20	$12.91	$10.64	$11.90
Income from investment operations
Net investment income	(0.02)	(0.02)	0.01	(0.04)	(0.05)
Net gains or losses on securities (both realized and unrealized)	1.74	2.96	1.45	2.31	(1.21)

Total from investment operations	1.72	2.94	1.46	2.27	(1.26)

Less distributions
Dividends (from net investment income)	-	*(0.00)	(0.01)	-	-
Distributions (from capital gains)	(0.17)	(0.03)	(0.16)	-	-

Total distributions	(0.17)	(0.03)	(0.17)	0.00	0.00

Paid-in capital from early redemption fees 1	*0.00	*0.00	-	-	-

Net asset value at end of year	$18.66	$17.11	$14.20	$12.91	$10.64

Total Return	10.06%	20.76%	11.35%	21.31%	(10.51)%

Ratios / Supplemental Data
Net assets ($000), at end of year	$13,728	$9,006	$5,331	$4,732	$3,373
Ratio of expenses to average net assets
Before fee waivers and custody fee credits	1.25%	1.28%	0.80%	1.20%	1.17%
After fee waivers and custody fee credits	1.21%	1.24%	0.78%	1.14%	1.11%
Ratio of net investment income after fee waivers and custody credits to average net assets	(0.12)%	(0.17)%	0.12%	(0.40)%	(0.48)%

Portfolio turnover rate	11%	4%	8%	12%	15%

1 Redemption fee adopted March 29, 2005	*Amount is less than $0.01

Sextant International Fund (SSIFX)	Year Ended November 30,
Selected data per share of capital stock outstanding throughout the year	2006	2005	2004	2003	2002

Net asset value at beginning of year	$11.22	$9.40	$8.05	$6.07	$7.24
Income from investment operations
Net investment income	0.11	0.05	0.03	0.05	0.02
Net gains or losses on securities (both realized and unrealized)	2.34	1.83	1.35	1.97	(1.16)

Total from investment operations	2.45	1.88	1.38	2.02	(1.14)

Less distributions
Dividends (from net investment income)	(0.11)	(0.06)	(0.03)	(0.04)	(0.03)

Total distributions	(0.11)	(0.06)	(0.03)	(0.04)	(0.03)

Paid-in capital from early redemption fees1	*0.00	*0.00	-	-	-

Net asset value at end of year	$13.56	$11.22	$9.40	$8.05	$6.07

Total Return	21.85%	19.95%	17.11%	33.23%	(15.80)%

Ratios / Supplemental Data
Net assets ($000), at end of year	$9,266	$3,671	$2,053	$1,650	$1,150
Ratio of expenses to average net assets
Before fee waivers and custody fee credits	1.09%	1.36%	1.22%	1.29%	1.36%
After fee waivers and custody fee credits	1.02%	1.25%	1.10%	1.10%	1.17%
Ratio of net investment income after fee waivers and custody credits to average net assets	0.94%	0.52%	0.31%	0.75%	0.20%

Portfolio turnover rate	9%	5%	7%	4%	4%

1 Redemption fee adopted March 29, 2005	*Amount is less than $0.01

Sextant Core Fund (SCORX)
Information for the Core Fund, which began operations March 30, 2007 (the date of this Prospectus), is not yet available.

Sextant Short-Term Bond Fund (STBFX)	Year Ended November 30,
Selected data per share of capital stock outstanding throughout the year	2006	2005	2004	2003	2002

Net asset value at beginning of year	$4.85	$4.97	$5.09	$5.07	$5.10
Income from investment operations
Net investment income	0.16	0.17	0.19	0.23	0.27
Net gains or losses on securities (both realized and unrealized)	0.05	(0.12)	(0.12)	0.02	(0.02)

Total from investment operations	0.21	0.05	0.07	0.25	0.25

Less distributions
Dividends (from net investment income)	(0.16)	(0.17)	(0.19)	(0.23)	(0.28)

Total distributions	(0.16)	(0.17)	(0.19)	(0.23)	(0.28)

Paid-in-capital from early redemption fees 1	*0.00	*0.00	-	-	-

Net asset value at end of year	$4.90	$4.85	$4.97	$5.09	$5.07

Total Return	4.41%	0.96%	1.41%	5.00%	4.90%

Ratios / Supplemental Data
Net assets ($000), at end of year	$2,937	$2,557	$2,255	$2,259	$2,177
Ratio of expenses to average net assets
Before fee waivers and custody fee credits	1.39%	1.23%	1.14%	1.17%	1.14%
After fee waivers and custody fee credits	0.57%	0.59%	0.58%	0.60%	0.93%
Ratio of net investment income after fee waivers and custody credits to average net assets	3.41%	3.35%	3.80%	4.47%	5.23%

Portfolio turnover rate	41%	33%	37%	22%	28%

1 Redemption fee adopted March 29, 2005	*Amount is less than $0.01
Sextant Bond Income Fund (SBIFX)	Year Ended November 30,
Selected data per share of capital stock outstanding throughout the year	2006	2005	2004	2003	2002

Net asset value at beginning of year	$4.92	$5.06	$5.07	$4.97	$4.81
Income from investment operations
Net investment income	0.22	0.21	0.22	0.22	0.26
Net gains or losses on securities (both realized and unrealized)	0.00	(0.14)	(0.01)	0.10	0.16

Total from investment operations	0.22	0.07	0.21	0.32	0.42

Less distributions
Dividends (from net investment income)	(0.22)	(0.21)	(0.22)	(0.22)	(0.26)

Total distributions	(0.22)	(0.21)	(0.22)	(0.22)	(0.26)

Paid-in capital from early redemption fees 1	*0.00	*0.00	-	-	-

Net asset value at end of year	$4.92	$4.92	$5.06	$5.07	$4.97

Total Return	4.73%	1.40%	4.26%	6.52%	9.02%

Ratios / Supplemental Data
Net assets ($000), at end of year	$3,384	$3,050	$2,643	$2,272	$2,105
Ratio of expenses to average net assets
Before fee waivers and custody fee credits	1.27%	0.97%	0.89%	1.15%	1.06%
After fee waivers and custody fee credits	0.90%	0.94%	0.87%	0.97%	0.72%
Ratio of net investment income after fee waivers and custody credits to average net assets	4.64%	4.26%	4.47%	4.29%	5.40%

Portfolio turnover rate	36%	4%	0%	0%	29%

1 Redemption fee adopted March 29, 2005	*Amount is less than $0.01

(graphic omitted)

A Quick Guide to Sextant Mutual Funds

Accounts
Open your account by sending a completed Application and photocopy of identification documentation to the Trust, indicating your Fund selection. For convenience, you may have your account consolidated with others of your household or other group for the purpose of reporting. We will appoint a representative, responsible to you for all questions on your account(s). Extra forms will be sent for certain accounts, such as IRAs.

Investments
Initial investments are at least $1,000, and are to be accompanied by an Application and required identification materials. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges. Purchases can be made online via ACH at www.saturna.com.

Redemptions
You may sell your shares any time. As with purchases, you may choose from several methods including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions. Shares held less than 30 days are assessed a 2% early redemption fee. Frequent trading is not allowed. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day. You may exchange shares from one fund to another without charge. Prodceeds from the redemption of new investments may be restricted for up to 14 calendar days to permit contribution checks to clear your bank.

Statements
On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available upon request. Account histories are available online at www.saturna.com.

Dividends and Prices
Growth and International Funds pay income dividends at the end of November. Short-Term Bond and Bond Income Funds pay income dividends daily, which are reinvested or distributed monthly. Most shareowners reinvest all dividends in additional shares. Fund prices are carried in major newspapers and quoted on electronic systems (symbols SSGFX, SSIFX, SCORX, STBFX and SBIFX), available by calling 888/732-6262, and accessible on the internet at www.saturna.com.

For More Information
Please consult the applicable pages of this Prospectus for additional details on Sextant Mutual Funds and the services available to shareowners. You may also call 800-SATURNA (800-728-8762) with any questions, and visit Saturna Capital on the internet: www.saturna.com.

Internet Services
Please send transaction confirmations and shareowner reports to me via email:
[ ] Instead of paper mailings (save paper & postage) [ ] In addition to paper mailings

Email

Please contact Saturna to establish a PIN for internet access to your account.

Telephone Redemption Privileges
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)

ACH Telephone Transfer Privilege Please attach a voided check.
[ ] To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) designated US bank account.

Automatic Investment Plan Please attach a voided check.
Invest $ ______ into [ ] Growth Fund and/or$ ______ into [ ] International Fund and/or $ ______ into [ ] Core Fund and/or $ ______ into [ ] Short-Term Bond Fund and/or $ ______ into [ ] Bond Income Fund on the ____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) US bank account. This plan may be canceled at any time.

Check Writing Privilege ($500 per check minimum)
($10 charge per checkbook, $25 charge per checkbook outside the US)

I (We) request the Custodian to honor checks drawn by me (us) on my (our) [ ] Growth Fund and/or [ ] International Fund and/or [ ] Core Fund and/or [ ] Short-Term Bond Fund and/or[ ] Bond Income Fund account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation nor Saturna Investment Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted. Although you may use checks sent to you by the Funds for any payment, for legal reasons we cannot honor any other kind of check. If you use any other type of check, it will be returned unpaid.

[ ] Single Signature Authority (for checkbook only) -- Joint Accounts Only: (Checks for joint accounts require both signatures unless this box is marked to authorize checks with a single signature.) By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

Identification (attach clear photocopy)

Driver’s License Number of Primary Account Holder	State of Issuance
(You may also establish identity with a copy of passport or other government document)

Driver’s License Number of Joint Account Holder	State of Issuance
(You may also establish identity with a copy of passport or other government document)

Signatures
The undersigned warrant(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I (we) certify, under penalties of perjury, that I (we) am (are) not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.

____________________________ Signature of Individual (or Custodian)	_________________ Date
____________________________ Signature of Joint Owner (if any)	_________________ Date

Return completed applications to: Saturna Capital / Sextant Mutual Funds
P.O. Box N
Bellingham, WA 98227-0596

Sextant Mutual Funds INVESTMENT APPLICATION	For assistance, please call: (800) SATURNA or (360) 594-9900 Fax: (360) 734-0755

Account Type and Name (select only one, except for Joint Ownership)

[ ] Individual			Citizenship
[ ] U.S. Citizen [ ] U.S. Resident Alien [ ] Non-Resident Alien Country of Residence:
First Name	M.I.	Last Name

Social Security Number	Date of Birth (MM/DD/YYYY)
[ ] Joint Owner			Citizenship
[ ] U.S. Citizen [ ] U.S. Resident Alien [ ] Non-Resident Alien Country of Residence:
First Name	M.I.	Last Name

Social Security Number	Date of Birth (MM/DD/YYYY)
[ ] Gift To Minor			under the		Uniform Transfer To Minor's Act
State
Custodian's First Name	M.I.	Last Name

Custodian's Social Security Number	Custodian's Date of Birth (MM/DD/YYYY)

Minor's First Name	M.I.	Last Name	Relationship

Mnor's Social Security Number	Minor's Date of Birth (MM/DD/YYYY)
[ ] Other

Indicate name of corporation, organization or fiduciary capacity. If a trust, include name(s) of trustees and date of trust instruments (corporate resolution a/d.or trust documents).

Tax ID Number	Date of Trust (MM/DD/YYYY)

Persons authorized to transact business for the above entity.
Residence Address

Street		Apt., Suite, Etc.

City	State	Zip
Telephone:

Daytime	Home	Other
Investment Selection (Minimum $1,000 per Fund; please write separate checks payable to each Fund selected.)
[ ] Sextant Growth Fund $ _______________________ [ ] Sextant International Fund $ _______________________ [ ] Sextant Core Fund $ _______________________	[ ] Sextant Short-Term Bond Fund $ _______________________ [ ] Sextant Bond Income Fund $ _______________________ Be sure to fill out and sign the reverse side of this application.

PART B

STATEMENT OF ADDITIONALINFORMATION

SATURNA INVESTMENT TRUST

SEXTANT GROWTH FUND
SEXTANT INTERNATIONAL FUND
SEXTANT CORE FUND
SEXTANT SHORT-TERM BOND FUND
SEXTANT BOND INCOME FUND

1300 N. State Street
Bellingham, Washington 98225

360-734-9900
800-SATURNA

STATEMENT OF ADDITIONAL INFORMATION
March 30, 2007

This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Sextant Growth Fund, the Sextant International Fund, the Sextant Core Fund, the Sextant Short-Term Bond Fund, and the Sextant Bond Income Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated March 30, 2007 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to 800/728-8762, and on the Internet at http://www.saturna.com/.

2	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

History of the Funds

Saturna Investment Trust (the “Trust”) is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust’s name was changed to Northwest Investors Trust on October 12, 1990. In connection with the formation of the Sextant Funds, the Trust’s name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has six separate Funds, five of which are offered as the Sextant Funds through this Prospectus and Statement of Additional Information:

  Sextant Growth Fund (commenced operation as an equity fund Dec. 30, 1990, known as Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed),
  Sextant International Fund (commenced operation September 28, 1995),
  Sextant Core Fund (commenced operation March 30, 2007)
  Sextant Short-Term Bond Fund (commenced operation September 28, 1995), and
  Sextant Bond Income Fund (commenced operation March 2, 1993, known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State municipal bonds was changed).

The sixth Fund, Idaho Tax-Exempt Fund, is offered through a separate Prospectus and Statement of Additional Information.

Fund Descriptions, Investments and Risks

Classification

Saturna Investors Trust is a “series trust” that currently offers five Sextant “open-end diversified management investment companies” to investors.

Investment Strategies and Risks

The Prospectus describes the principal investment strategies and risks of those strategies.

Investing in securities entails both market risk and risk of price variation in individual securities. This is true even for debt securities issued by the U.S. Government. By diversifying its investments, each Fund may reduce the risk associated with owning one or a few individual securities. There is no assurance that any Fund will achieve its investment objectives.

Sextant Growth Fund seeks long-term growth by investing primarily in common stocks. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund’s investment objectives. The Fund ordinarily does not invest in non-convertible debt securities.

The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Although the Fund invests principally in securities of U.S. issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign securities, including foreign government obligations and foreign equity and debt securities that are traded in the U.S. (See Risks in Foreign Securities, below.)

Sextant International Fund invests at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-U.S. issuers), primarily common stocks and American Depositary Receipts. The Fund ordinarily invests in securities of at least three countries outside the U.S.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser’s evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a company’s countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada, Japan and the United Kingdom), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru).

As a matter of policy (that can be changed by the Board of Trustees), the Fund limits its investments to those securities of foreign issuers that are traded and settled in the U.S. These include American Depositary Receipts (“ADRs”) that represent underlying shares of foreign issuers. (ADRs are receipts typically issued by an American bank evidencing ownership of the underlying foreign securities). Positions in these securities are valued in U.S. dollars, not in the currency of the underlying security. The Fund may invest in both “sponsored” and “ unsponsored” ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. Unsponsored ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes also affect the Fund’s income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund’s securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund’s securities denominated in that currency would be expected to decline.

The dividends and interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to the Fund’s shareowners. A shareowner otherwise subject to U.S. federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	3

Risks in Foreign Securities

Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. There is also a risk of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, adoption of foreign government restrictions, or adverse political, social or diplomatic developments that could affect investment in these nations.

Sextant Core Fund seeks long-term capital appreciation and capital preservation. The Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. The stocks and bonds in the Core Fund are generally issues included in the Sextant Growth, International, Bond Income and Short-Term Bond Funds, and are selected using the same strategies. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of U.S. companies, 20% in foreign equities (limited to those that trade and settle in the U.S.), 25% in investment-grade debt securities (those rated BBB or higher, including government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. (For a more complete description of “bond”, refer to the discussion of bonds contained in the following section discussing policies of the Sextant Bond Funds.) To reduce risk, the Core Fund follows a value investment style, favoring income-producing securities and those of larger, more seasoned companies.

Sextant Short-Term Bond Fund invests primarily in marketable short-term bond securities. Under normal circumstances, the Fund’s dollar-weighted average maturity does not exceed three years.

Sextant Bond Income Fund invests primarily in marketable long-term bond securities. As an operating policy that may be changed by the Board of Trustees, under normal circumstances the Fund maintains a dollar-weighted average effective maturity (the sum of the market value of each bond times its number of years to anticipated maturity, divided by the portfolio’s total market value) in excess of ten years.

The risks and investment returns offered in these Bond Funds depend primarily on the terms and quality of the obligations in each Fund’s portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. However, because prices and yields on debt securities vary over time, no specific yield on shares of a Fund can be assured.

The “effective maturity” of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

Under normal circumstances, each of the Bond Funds invests at least 80% of its assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in “bonds,” meaning:

  Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at the time of purchase within the three highest grades assigned by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa or A) or by Standard & Poor’s Corporation (“S&P”) (AAA, AA or A).
  U.S. Government Securities;
  Commercial paper rated Prime-1 by Moody’s or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody’s or AA or better by S&P; and
  Bank obligations, including repurchase agreements of banks, having total assets in excess of $1 billion.

These Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody’s (Baa) or S&P (BBB). Debt rated Baa or BBB is considered “medium grade,” though still generally accepted as investment grade.

U.S. Government Securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. U.S. Government Securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the Funds’ shares fluctuate in value.

Among the Government Securities the Funds may purchase are those issued by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the U.S. Treasury, depending on the terms of the issue. These issues may or may not represent the guarantee of the U.S. Treasury.

These “mortgage-backed” debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term, and loss of any premium the Fund may have paid to buy the security.

4	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

The Funds may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa or BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Funds may invest in unrated securities that in the adviser’s opinion are comparable to securities having at least a medium grade rating and are suitable for investment by the Funds.

Fund Policies

The investment objectives of each Fund are described in the Prospectus and cannot be changed without approval by vote of a majority of the outstanding shares of that Fund.

Investment Restrictions

In addition to the restrictions stated in the Prospectus, the Funds shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase “restricted securities” (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Funds shall not make loans to others, except for the purchase of debt securities, or enter into repurchase agreements. The Funds shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund’s total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of either Fund’s total assets, and no more than 10% of the Fund’s voting securities of any one issuer. In addition, the Funds shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or NASDAQ’s National Market System); commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. Also, no Fund shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. No Fund shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker’s commission.

No Fund shall purchase securities of any issuer in excess of 5% of the Fund’s total assets or purchase more than 10% of the outstanding voting securities of any issuer; or concentrate its investments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation. No Fund purchases securities if it has outstanding borrowings exceeding 5% of its net assets. No Fund’s investments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund’s net assets. Included within that amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired in units or attached to securities may be deemed to be without value. Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Fund’s ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Funds’ interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds’ portfolio securities with the result that the Fund would be forced to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Investment objectives and certain policies of each of the Funds may not be changed without the prior approval of the holders of the majority of the outstanding shares of the respective Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and any secondary investment objectives; (2) for the Bond Income and Short-Term Bond Funds, the 80% of assets minimum investment in bonds; (3) the classification of the Funds as an open-end management company and the sub-classification of each of the Funds as a diversified company; and (4) the policies listed here under “ Investment Restrictions.”

Temporary Defensive Position

When the Adviser considers a temporary defensive investment position advisable, any Sextant Fund may invest without limitation in high-quality corporate debt obligations or U.S. government obligations or hold cash or cash equivalents.

Portfolio Turnover

The Funds place no restrictions on portfolio turnover and Funds will buy or sell investments according to the Adviser’s appraisal of the factors affecting the market and the economy. The Adviser does not anticipate significant variation to the portfolio turnover rate experienced in the past.

Portfolio Information

The Funds publish their complete portfolio holdings on the Internet after each month-end (http://www.saturna.com). They publish annual and semi-annual reports containing portfolio holdings. They file periodic reports with the SEC containing portfolio holdings, which may be published on the Internet.

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	5

They may provide dealers, financial services and reporters with month-end portfolio holdings. The Funds only disclose month-end portfolio holdings. No person associated with the Funds receives compensation in connection with disclosures of portfolio information. Information about open trades, strategies, and investment programs is proprietary information of the Adviser and kept confidential.

6	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

Management of the Funds

Board of Trustees

A Board of five Trustees supervises the Funds: Nicholas Kaiser, John E. Love, John S. Moore, Gary A. Goldfogel, and Herbert G. Grubel. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. The majority of Trustees are Independent, having no relationship with the Adviser or its affiliates, and solely consider the interests of shareowners.

Table 1: Management Information

Name, Address and Age	Position(s) Held with Trust	Principal Occupation(s) during past 5 years	Dollar Range of Securities in the Sextant Funds	Number of Portfolios in Saturna fund complex overseen by Trustee	Other Directorships held by Trustee

INDEPENDENT TRUSTEES
John E. Love 1002 Spokane Street Garfield WA 99130 Age: 74	Independent Trustee since 1987; Independent Chairman	Owner, J.E. Love Co., (agricultural equipment manufacturer)	Growth: $10,001-50,000 International: over $100,000 Short-Term Bond: $50,001-100,000 Bond Income: $50,001-100,000	Six	None

John S. Moore, Ph.D. 346 Bayside Road Bellingham WA 98225 Age: 75	Independent Trustee since 1993; Audit Committee Chair	Professor (retired), College of Business and Economics, Western Washington University	Growth: $10,001-50,000	Six	None

Gary A. Goldfogel, M.D. 1500 N. State Street Bellingham WA 98226 Age: 48	Independent Trustee since 1995	Medical Examiner (pathologist). Owner, Avocet Environmental Testing (laboratory)	Growth: over $100,000 International: over $100,000 Short-Term Bond: over $100,000 Bond Income: over $100,000	Six	None

Herbert G. Grubel 125 West Second St. Apt. 1202 North Vancouver, BC Canada V7M 1C5 Age: 73	Independent Trustee since 2005	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University; Author	Growth: $10,001 -50,000	Six	None

INTERESTED TRUSTEE
Nicholas F. Kaiser, MBA* 1300 N. State Street Bellingham WA 98225 Age: 60	President and Trustee since 1990	President, Saturna Capital Corporation (the Trust’s investment adviser) President, Saturna Brokerage Services (the Trust’s distributor)	Growth: over $100,000 International: over $100,000 Short-Term Bond: over $100,000 Bond Income: $10,001-50,000	Eight	Amana Mutual Funds Trust

OFFICERS WHO ARE NOT TRUSTEES
Phelps S. McIlvaine* 1300 N. State Street Bellingham WA 98225 Age: 53	Vice President since 1994	Vice President, Saturna Capital Corporation (the Trust’s investment adviser) Treasurer, Saturna Brokerage Services (the Trust’s distributor)	Growth: $50,001-100,000 International: $50,001-100,000	N/A	N/A

Ethel B. Bartolome* 1300 N. State Street Bellingham WA 98225 Age: 34	Secretary since 2001	Corporate Administrator, Saturna Capital Corporation (the Trust’s investment adviser)	Growth: $1-10,000	N/A	N/A

Christopher R. Fankhauser* 1300 N. State Street Bellingham WA 98225 Age: 35	Treasurer since 2002	Chief Operating Officer, Saturna Capital Corporation (the Trust’s investment adviser)	Growth: $1-10,000 International: $10,001-50,000 Bond Income: $1-10,000 Short-Term Bond: $1-10,000	N/A	N/A

James D. Winship, Esq.* 1300 N. State Street Bellingham WA 98225 Age: 59	Chief Compliance Officer since 2004	Private Practice & Adjunct Professor, Univ. of Washington School of Business and Seattle Pacific University	Growth: $1-10,000	N/A	N/A

*Messrs. Kaiser, McIlvaine, Fankhauser, and Winship, and Mrs. Bartolome are “interested persons” of the Trust as officers and/or employees of the Adviser, Saturna Capital Corporation. Messrs. Kaiser, Fankhauser, and Winship and Mrs. Bartolome hold the same positions with Amana Mutual Funds Trust, which has two Fund portfolios, and is also managed by Saturna Capital Corporation.

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	7

Management of The Funds (continued)

Mr. Kaiser is the only trustee with holdings in other Registered Investment Companies in the Saturna family, and their aggregate value exceeds $100,000.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee operating under a specific charter and consisting of the disinterested directors meets to select the independent registered public accounting firm and review all audit reports. The audit committee held one meeting during the fiscal year. A separate nominating committee, consisting of the disinterested directors, met once during the fiscal year. The nominating committee will consider shareowners for nomination who submit their written qualifications to the Secretary.

Compensation

The Trust pays disinterested trustees $300 per meeting attended, plus reimbursement of travel expenses (pro-rata to each Fund of the Trust). Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust; except that Mr. Winship has been retained by the Trust as Chief Compliance Officer, for which he is compensated. Table 2 below provides the total compensation paid trustees for the fiscal year ended November 30, 2006.

Code of Ethics

The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on the investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trust or Saturna Capital Corporation.

Proxy Voting Policies

The proxy voting guidelines below summarize Saturna Capital’s positions on various issues of concern to investors, and give a general indication of how portfolio securities held in advisory accounts, such as the Funds, will be voted on proposals dealing with particular issues.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the adviser may not vote in strict adherence to these guidelines. Regardless of these guidelines, the adviser will always attempt to vote consistent with specific investment objectives and policies of the Funds.

Saturna Capital’s investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders. Voting proxies is a responsibility of a Fund’s portfolio manager.

These guidelines are reviewed and approved annually by the Trustees. The portfolio manager will refer all issues where there could be a conflict of interest (e.g., a familial or business relationship with company management) or uncertainty of direction to the Trustees for resolution. Disclosure of the proxy voting record is a responsibility of the Trust’s secretary. After June 30, information as filed on Form N-PX regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Saturna Capital at 800/SATURNA; (2) through the Trust’s website at http://www. saturna.com; and (3) on the SEC’s website at http://www.sec. gov.

By the following general categories, absent special circumstances, proxies will be voted:

  Governance
    For proposals calling for a majority of the directors to be independent of management.
    For proposals seeking to increase the independence of board nominating, audit, and compensation committees.
    In accordance with the recommendation of the company’s board of directors on all shareholder proposals, except it will vote for shareholder proposals that are consistent with these proxy voting guidelines.
    For the election of the company’s nominees for director, except it will withhold votes for nominees it considers insufficiently committed or competent.
    Against proposals to elect directors on a staggered schedule.
Table 2: Trustee Compensation for Fiscal Year ended Nov. 30, 2006

Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees

John E. Love Trustee, Chairman	$1,200	$0	$0	$1,200

John S. Moore Trustee	$1,200	$0	$0	$1,200

Gary A. Goldfogel Trustee	$1,200	$0	$0	$1,200

Herbert G. Grubel Trustee	$1,200	$0	$0	$1,200

Nicholas F. Kaiser Trustee	$0	$0	$0	$0

6	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

  Business Transactions
    On a case-by-case basis on board-approved proposals to effect acquisitions, mergers, reincorporations, reorganizations, and other transactions.
    Against proposals to adopt anti-takeover measures.
    On a case-by-case basis on proposals to amend a company’s charter or bylaws.
    Against authorization to transact other unidentified, substantive business at the meeting.
  Capitalization
    On a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except it will normally vote:
    For proposals relating to the authorization of additional common stock.
    For proposals to effect stock splits.
    For proposals authorizing share repurchase programs.
  Executive Compensation
    On a case-by-case basis on board-approved proposals relating to executive compensation.
    For compensation programs that relate executive compensation to a company’s long-term performance.
    For stock option plans unless they could result in massive dilution or have other provisions clearly not in the interest of existing shareholders.

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	9

Principal Holders of Securities

As of December 31, 2006 the following are the only persons known to the Trust to be the beneficial owner of more than five percent of any Fund:

Table 3: Principal Holders of Securities

	Name and Address	Shares	Percentage

Growth Fund	Helen F. Schloerb P.O. Box 436 Londonderry, VT 05148-0436	123,312.390	17.04%

International Fund	Helen F. Schloerb P.O. Box 436 Londonderry VT 05148-0436	128,980.026	18.50%

	Marion R. Foote 223 Chuckanut Point Road Bellingham WA 98229	87,370.848	12.53%

Short-Term Bond Fund	Bellingham Anesthesia PS Telfer 2152 Dellesta Drive Bellingham WA 98226	79,125.851	13.07%

	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	56,190.763	9.28%

	Brian N. Oliver IRA 2965 Haxton Way Bellingham WA 98226	43,476.266	7.18%

	Helen F. Schloerb P.O. Box 436 Londonderry VT 05148-0436	42,987.981	7.10%

	Thomas B. Callender IRA Rollover 605 Briar Road Bellingham WA 98225-7813	38,391.665	6.34%

Bond Income Fund	Helen F. Schloerb P.O. Box 436 Londonderry VT 05148-0436	85,459.841	12.41%

	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	53,587.237	7.78%

	David K. Heaps IRA Rollover P.O. Box 1977 Bellingham WA 98225	52,841.086	7.67%

	Bellingham Anesthesia PS Telfer 2152 Dellesta Drive Bellingham WA 98226	40,913.155	5.94%

	Frederick M. Graham Mary J. Graham JTWROS 8647 W Sierra Pinta Drive Peoria AZ 85382	40,839.685	5.94%

Table 4: Officers' and Trustees' Ownership of Trust Shares

Fund:	Shares Owned:	Percentage of Outstanding:

Growth Fund	212,949	29.4%

International Fund	307,293	44.1%

Core Fund	N/A	N/A

Short-Term Bond Fund	176,454	29.2%

Bond Income Fund	225,372	32.8%

1 As of December 31, 2006, officers and Trustees (plus affiliated family members and entities), as a group, own the above shares of the Funds.

10	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

Investment Advisory & Other Services

Investment Adviser and Administrator

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator (the “Adviser”) for the Funds. Saturna Capital is also the Funds’ shareowner servicing agent. Mr. Nicholas Kaiser, by his ownership of the majority of its voting stock, is the controlling person of the Adviser. Mr. Kaiser is also a Trustee and President of Saturna Investment Trust, and the principal portfolio manager of the Growth and International Funds. Mr. Phelps McIlvaine is the principal portfolio manager of the Short-Term Bond and Bond Income Funds, and a shareowner and member of the board of the Adviser.

A discussion of the trustees’ approval of the continuance of the investment advisory and administration agreements is available in the Trust’s November 30, 2006 annual report.

Advisory Fee

Each of the Sextant Funds monthly pays the Adviser an Advisory and Administrative Services Fee (the “Base Fee”). The Base Fee covers certain administrative services such as portfolio accounting, shareholder and financial reporting, shareholder servicing and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund.

Performance adjustment for Sextant Growth Fund, Sextant International Fund and Sextant Core Fund:

  For each month in which either of these Fund’s total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund’s average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

Performance Adjustment for Sextant Bond Income Fund and Sextant Short-Term Bond Fund:

  For each month in which either of these Funds’ total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund’s average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Total return investment performance as calculated and published by Morningstar, Inc. for each Sextant fund Morningstar category is used as the benchmark for comparison purposes. The categories currently assigned by Morningstar are:

  Growth Fund: “Mid-cap Growth Funds”
  International Fund: “Foreign Large Blend Funds"
  Core Fund: “Moderate Allocation Funds”
  Bond Income Fund: “Long-Term Bond Funds”
  Short-Term Bond Fund: “Short-Term Bond Funds”

The Adviser waives its investment advisory and administrative fee for either Bond Fund completely so long as assets of that Fund are less than $2 million.

Table 5: Advisory Fee Structure

	Base Fee annual rate	Performance Adjustment annual rate

		<1% more or less than benchmark	1-2% more or less than benchmark	2-4% more or less than benchmark	>4% more or less than benchmark

Growth Fund, International Fund & Core Fund	0.60%	0.00%	+/- 0.10%	+/-0.20%	+/- 0.30%

Bond Income Fund & Short-Term Bond Fund	0.60%	0.00%	+/- 0.10%	+/-0.20%	+/- 0.20%

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	11

Table 6: Advisory Fees Paid To Saturna Capital For The Last Three Fiscal Years 1

	2006	2005	2004

Growth Fund	$102,992	$56,759	$18,702

International Fund	$38,436	$21,079	$11,159

Core Fund 2	$0	$0	$0

Short-Term Bond Fund	$15,432	$962	$3,461

Bond Income Fund	$17,683	$12,864	$10,560

1 After performance adjustments and expense limitations 2 The Sextant Core Fund began operations on March 30, 2007
Table 7: Portfolio Managers

	Nicholas Kaiser	Phelps McIlvaine

Trust portfolios served as primary manager (assets) 1:	Sextant Growth Fund ($13,726,274) Sextant International Fund ($9,266,606)	Sextant Bond Income Fund ($3,382,911) Sextant Short-Term Bond Fund ($2,940,386) Idaho Tax-Exempt Fund ($8,788,688)

Other investment company portfolios served as primary manager (assets):	Amana Growth Fund ($111,426,101) Amana Income Fund ($329,150,931)	None

Other pooled investment vehicles served as primary manager (assets) 1:	Two ($14,113,964)	None

Other accounts (assets):	Twenty-six ($35,119,648)	Five ($4,458,505)

1 Assets as of 11/30/2006 managed with a performance fee

Portfolio Managers

All Saturna Capital employees, including Nicholas Kaiser, Phelps McIlvaine and other portfolio managers, are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As shareowners of Saturna Capital Corporation, Messrs. Kaiser and McIlvaine may benefit from any increase in its value per share that might result from its operations or profits. All Saturna Capital employees are eligible for a retirement plan, health and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser’s net monthly fee (which is based on both assets and performance) for a 4-star rating, and 2% of the monthly fee for a 5-star rating. Mr. Nicholas Kaiser was paid a total of $211,766 in compensation by Saturna Capital in calendar 2006. Mr. Phelps McIlvaine was paid a total of $72,682 in calendar 2006.

Saturna’s portfolio managers manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts will outperform the securities selected for others. Through an arrangement with Saturna Brokerage Services, accounts trade securities at zero commission, eliminating a potential conflict. Personal accounts may give rise to potential conflicts of interest although portfolio managers rarely trade for their own accounts; trading in personal accounts is restricted by Saturna’s Code of Ethics. A portfolio manager’s compensation plan may give rise to potential conflicts of interest. To reduce this risk, mutual fund portfolio managers’ account performance bonus depends upon the fund’s overall Morningstar™ rating, which derives from investment results over the last three, five and ten years. A manager’s compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

Shareowner Services

Under the Advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Funds, responds to shareowners’ questions or correspondence. Further, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds’ records. The transfer agent performs the mailing of all financial statements, notices and prospectuses to shareowners. The transfer agent maintains records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts. These transfer agent services are included in the Base Fee.

Rule 12b-1 Plan

Effective October 2, 2006, the Trust entered into a distribution agreement under Rule 12b-1 with Distributor, pursuant to which Distributor acts as principal underwriter of Fund shares for sale to the public. This Rule 12b-1 distribution plan provides that the

12	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

Funds shall pay the Distributor a monthly fee at the rate of 0.25% annually of their average daily net assets to finance the distribution of Fund shares and to furnish services to shareowners.The Plan was adopted by the Core Fund and ratified by shareholders on March 12, 2007, to be effective at the time of the Fund's first public offering of its shares.

The Trust does not participate in any joint distribution activities with another investment company, but does allocate the Rule 12b-1 expense between the Sextant Funds based on relative net asset size.

No Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the plan or related agreements, but Mr. Nicholas Kaiser and other employees of Saturna Capital may be considered to receive indirect financial benefits from the operation of the plan insofar as the plan grows Trust assets and the fees paid Saturna Capital.

Under the distribution plan, the Distributor has entered into dealer selling agreements with a number of brokerage firms. These selling agreements do not compensate dealers for actual sales (the Sextant Funds pay no sales commissions) - only for assets they hold and service for their customers. These fees could be considered as “revenue sharing” by Saturna.

During the period ended November 30, 2006, the Trust paid the Distributor $11,884. The Distributor spent the following amounts on these principal activities:

Advertising: $1,500

Printing and mailing of prospectuses to other than current shareowners: $0

Compensation to underwriters: $1,224

Compensation to broker-dealers: $117

Custodian

National City Bank, Indiana, of Indianapolis, National City Center, Indianapolis, Indiana 46255 is the custodian of the Funds. As custodian for the Funds, the bank holds in custody all securities and cash, settles for all securities trans-actions, receives money from sale of shares and on order of the Funds pays the authorized expenses of the Funds. When investors redeem Fund shares, the pro-ceeds are paid to the shareowner from an account at the custodian bank.

Independent Registered Public Accounting Firm

Tait, Weller and Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 is the independent registered public accounting firm for the Funds. The accountants conduct an annual audit of the Funds as of November 30 each year, prepare the tax returns of the Funds and assist the Adviser in any accounting matters throughout the year.

Principal Underwriter

The Adviser’s wholly-owned subsidiary, Saturna Brokerage Services, Inc., (“Distributor”) 1300 N. State Street, Bellingham WA 98225 is a discount brokerage firm and member of the National Association of Securities Dealers.

Mr. Nicholas Kaiser, an affiliated person of the Trust, is President of Saturna Brokerage Services, Inc. All employees of the Distributor are also employees of the Adviser.

Effective October 2, 2006, the Funds began operating under a Rule 12b-1 distribution plan. The Plan was adopted by the Core Fund and ratified by shareholders on March 12, 2007, to be effective at the time of the Fund's first public offering of its shares.The Distributor acts as principal underwriter of Fund shares for sale to the public. All employees of the Distributor are also employees of the Adviser. The distribution plan provides that the Funds shall pay a fee at the annual rate of 0.25% of average daily net assets to the Distributor monthly to finance distribution of Fund shares and to furnish services to shareowners.

Brokerage Allocation

The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. Although it is permitted to do so, the Adviser does not allocate brokerage to any broker in return for research or services.

The primary consideration in effecting securities transactions for the Funds is to obtain the best price and execution which in the judgment of the Adviser is attainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in “overthe- counter” securities with primary market-makers if similar terms are available elsewhere. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

When consistent with best execution, brokerage is primarily directed to Saturna Brokerage Services, Inc., a wholly owned subsidiary of the adviser, which engages in a discount brokerage business. Saturna Brokerage Services has agreed to execute transactions for the Funds without any commissions for calendar 2007. The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule. Table 8 contains the commissions each Fund paid Saturna Brokerage for each of the last three fiscal years.

Table 8: Commissions Paid To Saturna Brokerage Services

	2006	2005	2004	% of 2006 aggregrate brokerage commissions paid Saturna Brokerage	% of 2006 aggregate dollar amount of transactions involving the payment of commissions through Saturna Brokerage

Sextant Growth Fund	$0	$279	$2,959	0%	0%

Sextant International Fund	$0	$0	$977	0%	0%

Sextant Short-Term Bond Fund	$0	$0	$0	0%	0%

Sextant Bond Income Fund	$0	$0	$0	0%	0%

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	13

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned.

Purchase, Redemption and Pricing of Shares

See How to Buy Shares, How to Redeem Shares and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share. A 2% early redemption penalty may apply as explained in the Funds' prospectus.

Price

Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares.

Exchanges

In addition to normal purchases or redemptions, the shares of the Funds may be exchanged for shares of other funds managed by Saturna Capital. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Early Redemption Fee Waiver

The 2% early redemption fee on Fund shares held 30 days or less is normally waived for non-participant directed, involuntary and or non-discretionary transactions. Early redemption fees are due and payable to the Fund regardless of dollar amount.

Orders Placed Directly With The Funds

Common reasons for this waiver for transactions processed directly include:

Corrections
Reinvested dividends
Death distributions
Disability distributions
Retirement plan required minimum distributions
Involuntary distributions required by employer decisions to change a plan
Systematic withdrawal plans
Automated asset rebalancing programs
WRAP program distributions
Participant contribution distributions
Shares redeemed as part of a defined contribution retirement plan participant-directed distribution including, but not limited to, the following examples:

Death distributions
Qualified Domestic Relations Orders (QDROs)
Shares redeemed as part of a retirement plan termination or restructuring
Shares transferred from one retirement plan to another plan in the same fund
Shares redeemed by shareowner to cover various plan fees
Excess contributions corrections
Forfeiture, or terminated employee distributions
Rollover Contributions
Other Involuntary Distributions

The following transactions are not exempt from the early redemption fee:

In Service Distributions
Hardship Distributions
Loan Distributions
Redemption Fees applied to Fund of Funds Transactions

Fund/Serv Order Processing

Waivers to early redemption fees prior to the end of the 30-day holding period apply to orders transmitted to the transfer agent through DTCC’s Fund/SERV order processing system. Those circumstances under which a waiver may or may not be granted are described using the Fund/SERV transaction and reason codes listed below.

Fund/SERV Reason Codes	Fund Waiver Policy
(1) Corrections Waiver	Yes
(2) Death Waiver	Yes
(3) Disability Waiver	Yes
(4) Mandatory/ Qualified Distribution Waiver	Yes
(5) Systematic Withdrawal Plan Waiver	Yes
(6) Defined Contribution Waiver	Yes
(7) Hardship Waiver	No
(8) Auto Rebalance Waiver	Yes
(9) Defined Contribution Plans
a. Termination Waiver	Yes
b. Involuntary Distribution Waiver	Yes
c. Loan Distribution Waiver	No
d. Excess Contribution Waiver	Yes
e. WRAP Program Distribution	Yes
f. Fund of Funds	No
g. Divorce	Yes
h. Plan Fees	Yes
(10) Reinvested Shares Waiver	Yes
(11) Exchange Buy Waiver	No
(12) Exchange Buy Aging Date Waiver	No
(13) Aging Start Date Waiver	No
(14) Eligible Transaction Waiver	No

Intermediary Processing

Financial intermediaries holding shares on behalf of Fund shareowners via omnibus accounts may or may not offer early redemption fee waivers in accordance with this policy. Such indirect Fund shareowners are advised to contact their financial intermediary before early liquidation of shares to ascertain how the Funds’ early redemption fee policy will be applied.

14	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

Taxation of the Funds

Saturna Investment Trust is organized as a “series” investment company. Each Fund of the Trust is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that fund for recovery of charges, expenses and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as they have since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

At November 30, 2006, Short-Term Bond had capital loss carryforwards of $50,617, of which $4,467 expires in 2007, $9,191 expires in 2008, $15,098 expires in 2009, $4,422 expires in 2012, $6,540 expires in 2013 and $10,899 expires in 2014; Bond Income had capital loss carryforwards of $36,499, of which $5,730 expires in 2007, $2,141 expires in 2009, $14,253 expires in 2010 and $14,375 expires in 2014; and International had capital loss carryforwards of $31,053, of which $382 expires in 2010 and $30,671 expires in 2011, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to with-hold 28% of income. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that a Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	15

Calculation of Performance Data

Average annual Total Return and Current Yield information may be useful to investors in reviewing a Fund’s performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. Additional calculations are made to illustrate possible taxes payable on distributions and sale of shares. The performance for any given past period is not an indication of future rates of return or yield on its shares.

The figures regarding multi-year total return reflect the operations of Sextant Growth Fund and Sextant Bond Income Funds using their different investment objectives prior to September 1995.

Average Annual Total Return (before taxes)

For each of the following periods ended November 30, 2006, the average annual compounded Total Returns of each Fund (before taxes) were:

Table 9: Average Annual Total Return (before taxes)

	1 Year	5 Years	10 Years	Commencement

Sextant Growth Fund	10.06%	9.92%	11.56%	9.50%

Sextant International Fund	21.85%	13.94%	9.97%	10.49%

Sextant Core Fund	N/A	N/A	N/A	N/A

Sextant Short-Term Bond Fund	4.41%	3.32%	4.63%	4.67%

Sextant Bond Income Fund	4.73%	5.18%	5.99%	5.50%

Average Annual Total Return (before taxes) quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

P (1 + T)^n = ERV

Where
P = a hypothetical initial Payment of $1,000
T = average annual Total return
n = number of years
ERV = Ending Redeemable Value of the $1,000 payment made at the beginning of the period.

To solve for average Total Return, the formula is as follows:

T = (ERV/P)^1/n - 1

Average Annual Total Return (after taxes on distributions)

For each of the following periods ended November 30, 2006, the average annual compounded Total Returns of each Fund (after taxes on distributions) were:

Table 10: Average Annual Total Return (after taxes on distributions)

	1 Year	5 Years	10 Years	Commencement
Sextant Growth Fund	9.91%	9.84%	11.03%	9.18%

Sextant International Fund	21.70%	13.81%	9.55%	10.10%

Sextant Core Fund	N/A	N/A	N/A	N/A

Sextant Short-Term Bond Fund	3.21%	1.82%	2.76%	2.79%

Sextant Bond Income Fund	3.05%	3.45%	3.79%	3.69%

Average annual Total Return (after taxes on distributions) quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

P (1 + T)^n = ATV D

Where
P = a hypothetical initial Payment of $1,000
T = average annual Total return (after any federal income taxes on distributions)
n = number of years
ATV D = Ending Value of the hypothetical $1,000 payment made at the beginning of the period after taxes on fund distributions but not after any federal income taxes on redemption

16	Sextant Mutual Funds: Statement of Additional Information	March 30, 2007

Average Annual Total Return (after taxes on distributions and redemptions)

For each of the following periods ended November 30, 2006, the average annual compounded Total Returns of each Fund (after taxes on distributions and redemptions) were:

Table 11: Average Annual Total Return (after taxes on distributions and redemptions)

	1 Year	5 Years	10 Years	Commencement

Sextant Growth Fund	6.73%	8.63%	9.85%	7.43%

Sextant International Fund	14.40%	12.18%	8.56%	9.10%

Sextant Core Fund	N/A	N/A	N/A	N/A

Sextant Short-Term Bond Fund	2.83%	1.78%	2.43%	2.42%

Sextant Bond Income Fund	3.00%	3.21%	3.27%	2.97%

Average annual Total Return (after taxes on distributions and redemptions) quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

P (1 + T)^n = ATVDR

Where
P = a hypothetical initial Payment of $1,000
T = average annual Total return (after any federal income taxes on distributions and redemptions)
n = number of years
ATVDR = Ending Value of the hypothetical $1,000 payment made at the beginning of the period after any federal income taxes on fund distributions and redemptions

Current Yield is computed by dividing the net investment income, as defined by the Securities and Exchange Commission, over a rolling 30 day period for which the yield is presented by the average number of shares eligible to receive dividends for the period over the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

Yield = 2[(a-b/cd +1)^6 -1]

Where
a = interest and dividends accrued during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the price per share on the last day of the period

The current yield on the Sextant Growth Fund, the Sextant International Fund, the Sextant Short-Term Bond Fund, and the Sextant Bond Income Fund, for the 30 day period ending November 30, 2006 was 0.00%, 0.00%, 5.29%, and 6.05%, respectively.

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.

Annual Financial Statements

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 2006:

Report of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm.
Statement of Assets and Liabilities as of November 30, 2006.
Statement of Operations - Year ended November 30, 2006.
Statements of Changes in Net Assets - years ended November 30, 2006, and 2005.
Investments - as of November 30, 2006.
Notes to Financial Statements.

March 30, 2007	Sextant Mutual Funds: Statement of Additional Information	17

PART A

PROSPECTUS

Idaho Tax-Exempt Fund
Prospectus

Additional information about the Fund's investments is available in the Fund's annual and semi-annual shareowner reports. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A Statement of Additional Information contains additional information, and is incorporated in this Prospectus by reference. These documents and other information are available free upon request; shareowners may direct inquiries to:

Saturna Capital Corporation
1300 N. State St., Bellingham, WA 98225
http://www.saturna.com
E-mail: sextant@saturna.com
800-SATURNA [800-728-8762]

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington DC (call 202-942-8090 for information). Reports and other information about the Funds are also available on the SEC's EDGAR database (http://www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-0102 or sending email to publicinfo@sec.gov.

The Idaho Tax-Exempt Fund is a series of Saturna Investment Trust, Investment Company Act file number 811-05071.

March 30, 2007

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

A Quick Look At Idaho Tax-Exempt Fund

Fund Investment Goals

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Principal Investment Strategies

Idaho Tax-Exempt Fund invests in debt securities issued by political subdivisions of the State of Idaho. These municipal bonds, notes and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.

At time of purchase, a bond must be rated “A” or equivalent by a national bond rating agency. The Fund may also invest in non-rated bonds if they are of equivalent quality in the opinion of the Adviser. Factors included in bond evaluations include such information as the bond district’s financial position, population size, employment trends, economic activity and diversification. The portfolio’s dollar-weighted average effective maturity is expected to range between 6 and 15 years.

Principal Risks of Investing in the Fund

The value of Fund shares rise and fall as the value of the bonds in which the Fund invests goes up and down. The risks inherent in the Fund depend primarily on the terms and quality of the obligations in the Fund’s portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund’s income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho. Investing only in Idaho bonds means the Fund is less diversified than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities’ value is derived from the recipient’s ability to exclude interest payments from taxation.

Investment Information

Further information about objectives, strategies and risks is on pages 3-4 and in the Statement of Additional Information (SAI).

Shareowners receive financial reports showing investment returns, the portfolio, income and expenses every six months. Investors may obtain daily share prices by calling 888/732-6262, on electronic quotation systems (symbol: NITEX), or by accessing the Internet at www.saturna.com. This prospectus, financial reports, performance information, and month-end portfolio holdings are also available at www.saturna.com.

A description of Fund policies with respect to the disclosure of Fund portfolio information is available in the SAI and on the website.

Variability of Returns

Variability of returns, illustrated in the following bar chart and tables, provides an indication of the risks of investing in the Fund by showing changes in Fund performance from year to year and by showing how the Fund’s average annual returns compare to those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return (Before Taxes) for the Year Ended December 31
										Best Quarter	Q3 2002	4.2%

										Worst Quarter	Q2 1999	-2.3%

7.11%	6.02%	-2.75%	9.96%	4.16%	9.01%	4.03%	2.44%	1.61%	3.87%
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

2

Performance Comparison

To help you evaluate the Fund’s performance and risks, the table below shows how the Fund’s average annual returns compare to a broad-based market index.

Average Annual Total Returns (for the periods ending December 31, 2006)	1 Year	5 Years	10 Years

Return before taxes	3.87%	4.16%	4.48%

Return after taxes on distributions†	4.12%	4.22%	4.49%

Return after taxes on distributions and sale of fund shares†	3.72%	2.53%	3.70%

Lehman Municipal Composite*	4.57%	5.47%	5.73%

*The Lehman Municipal Composite Index is a widely recognized, unmanaged index of municipal bond prices, without reduction for fees, expenses or taxes.

† After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. The Fund normally pays dividends exempt from federal and Idaho income taxes, but may occasionally pay small amounts of taxable dividends. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. These after-tax illustrations are not relevant to retirement plan, corporate, trust or other investors taxed at special rates.

Fees and Expenses

These tables describe the fees and expenses that Fund shareowners may pay if they buy and hold shares of the Fund.

Shareowner Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price):	0%

Maximum Deferred Sales Charge (Load):	0%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions:	0%

Early Redemption Fee (applied to shares redeemed within 30 calendar days of purchase):	2%

Exchange Fee:	0%

Maximum Account Fee:	0%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.50%

Distribution (12b-1) Fee	NONE

Other Expenses	0.37%

Annual Fund Operating Expenses	0.87%

For the fiscal year ending November 30, 2006, earnings credits for custody fees further reduced operating expenses by 0.04%.
Expenses Example

The example below is intended to help investors compare the cost of investing in Idaho Tax-Exempt Fund with the cost of investing in other mutual funds. The example assumes an investor invests $10,000 in a Fund for the years indicated and then redeems at the end of those years. The example also assumes that the investment has a 5% return each year and that the Fund’s “Annual Fund Operating Expenses” are as shown above. Although actual costs may be higher or lower, based on these assumptions an investor’s cumulative expenses would be:

Year	3 Years	5 Years	10 Years

$89	$278	$482	$1,073

Investment Objectives

Idaho Tax-Exempt Fund seeks to provide income dividends free from Federal income, Federal alternative minimum and Idaho state income taxes. Preservation of capital is a secondary objective.

Investment Strategies

Under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

The Fund requires that at time of purchase a bond be rated at least “A” or equivalent by a national bond rating agency (Standard and Poor’s, Moody’s Investor’s Services, or equivalent), or, if non-rated, to be of equivalent quality in the opinion of the Adviser.

Up to 60% of total assets of the Fund can be invested in nonrated bonds. The Adviser will purchase only those non-rated bonds that it believes are liquid and can be sold at the value consistent with that used for net asset value purposes.

3

Risks

The risks inherent in the Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on market conditions. Interest rate fluctuations affect the Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, the Fund’s yield also varies.

Because the Fund concentrates its investments primarily in Idaho municipal securities, its investments are susceptible to factors adversely affecting Idaho. These factors include economic and financial trends, as well as political conditions in Idaho and its political subdivisions. Investing only in Idaho bonds means the Fund is less diversified than some other types of mutual funds. Concentration in a small area or a small number of security issues may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund’s income, ability to preserve capital, and liquidity would all be adversely affected.

Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

The Fund is vulnerable to tax rate changes, either at the Idaho or Federal level, since part of municipal securities’ value is derived from the recipient’s ability to exclude interest payments from taxation. Should this exclusion be reduced, the market for municipal securities, and consequently the Fund’s share value, may be adversely affected.

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator for the Fund. Saturna Capital’s wholly owned subsidiary, Saturna Brokerage Services, Inc., is a discount brokerage firm and acts as distributor for the Fund without compensation. Founded in 1989, Saturna Capital Corporation is also the adviser to Amana Mutual Funds Trust, the Sextant Mutual Funds and to private accounts. Saturna has approximately $550 million in assets under management.

The Fund pays a monthly advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. For the fiscal year ended November 30, 2006, the aggregate advisory fee paid was 0.50% of average net assets. A discussion regarding the basis for the Board’s approval of the Fund’s advisory contract through September 28, 2007 is available in the Annual Report to shareholders, available from the Fund on request.

Phelps McIlvaine, vice president of Saturna Capital since 1994, has been the primary manager of the Idaho Tax-Exempt Fund since 1995. He also manages the Sextant Short-Term Bond Fund and the Sextant Bond Income Fund, other series of the Trust. Additional information about the portfolio manager, and his Fund ownership and compensation, is provided in the Statement of Additional Information.

Pricing of Fund Shares

The Fund computes its net asset value per share each business day by dividing (i) the value of all of its securities and other assets, less liabilities, by (ii) the number of shares outstanding. The Fund computes its daily price at the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) using market prices. The Fund’s shares are not priced on on the days when New York Stock Exchange trading is closed (weekends and national holidays.) The net asset value applicable to purchases or redemptions of shares of the Fund is the net asset value next computed after receipt of a purchase or redemption order.

Since daily bid prices are not available for many municipal bond issues, the Fund determines fair values for its securities using matrices of municipal bond yields for various maturities and qualities. Values are adjusted for factors unique to each bond. To be certain that the process of valuing securities remains consistent with the markets, the adviser periodically obtains appraisals from independent sources. Using fair value to price securities may result in a value that is different from a security’s most recent published price and from the prices used by other mutual funds to calculate their net asset values.

How To Buy Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver’s license or other identifying documents.

You may open an account and purchase shares by sending a completed application with a check for $1,000 or more payable to the Fund. The Fund does not accept initial orders unaccompanied by payment. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption order by the Fund’s transfer agent (Saturna Capital), authorized sub transfer agent or retirement plan administrator, or selling broker-dealer. There are no sales charges or loads. The Fund may reject purchases for any reason, such as excessive trading or anti-money laundering regulations which limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With your authorization, purchase orders can be entered on line at www.saturna.com.

Shareowners may authorize the use of electronic funds transfer (via the Automated Clearing House system [“ACH”]) to purchase or redeem shares by completing the appropriate section of the application. To use ACH to purchase or redeem shares, Saturna Capital must receive the authorization at least two weeks before ACH can be used. Investors also may wire money to purchase shares, though the wiring bank typically charges a fee for this service. Be sure Saturna Capital is notified when wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to

4

three decimal places.

The Fund offers several op-tional plans and services, including an auto-matic investment plan, a sys-tematic with-drawal plan, internet access to account information and the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the in-vestment ad-viser. Free ma-terials describ-ing these plans and applica-tions may be obtained from Saturna Capital by visiting www.saturna.com or by calling toll free 800/SATURNA.

How to Redeem Shares

Shareowners may redeem all or part of their investment on any business day of the Fund. The Fund pays redemptions in US dollars, and the amount per share received is the price next determined after receipt of a redemption request. The amount paid depends on the value of the investments of the Fund at that day and may be more or less than the cost of the shares being redeemed.

The Fund normally pays proceeds for shares redeemed within three days after a proper instruction is received. To allow time for the clearing of funds used to purchase shares being redeemed, redemption of those shares may be restricted for up to 14 calendar days.

There are several methods you may choose to redeem shares:

Written request

Write:
Idaho Tax-Exempt Fund
Box N
Bellingham WA 98227-0596
Or Fax: 360 / 734-0755

You may redeem shares by a written request and choose one of the follow-ing options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as the purpose of the wire.

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank or trust company or by a member of a national securities exchange.

Telephone request

Call: 800 / 728-8762 or 360 / 734-9900

Unless you notify us to the contrary in advance, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s). Note: Redemption checks sent to other than registered owners may require a written request.
  ACH transfer ($100 minimum) with proceeds transferred to your bank account as designated by the ACH authorization on your application. The transfer agent must receive the ACH authorization at least two weeks before ACH transfer can be used.
  Exchange (in at least the minimum established by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Fund will endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be withdrawn, and
  the method for payment of the proceeds.

The transfer agent may also require a form of personal identification. Neither the transfer agent nor Funds will be responsible for the results of transactions they reasonably believe genuine.

Check writing

Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, the Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are redeemed at the share price next determined after receipt by the transfer agent. To use this feature, request the Check Writing Privilege on the Application. Although you may use checks sent to you by the Fund for any payment, for legal reasons we cannot honor any other kind of check. If you use any other type of check, it will be returned unpaid.

Frequent Trading Policy

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and do not permit rapid trading of its shares. Rapid trading may lead to higher portfolio turnover which can increase costs to shareowners and negatively impact performance. Shares held less than 30 calendar days will be assessed a 2% early redemption fee (payable to the Fund). Reinvestments may be restricted for up to six months after a redemption if the Fund detects what it considers to be short-term or rapid trading.

As a shareowner of the Fund, you are subject to this policy whether you own shares directly or through a broker, bank, retirement plan or other intermediary.

Shares may also be purchased and sold through broker-dealers and retirement plan administrators having agreements with the Fund. These intermediaries may charge investors, and/or require the adviser/distributor to the Fund to share revenues, for their services.

The Fund often receives orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareholders are combined). When possible, the Fund obtains contractual agreements with intermediaries to enforce the Fund's redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Fund cannot always identify all intermediaries, or detect or prevent excessive trading that may be facilitated bythese intermediaries or by the use of omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce a particular fund’s policies.

Investors should be aware that intermediaries might have policies different than the Fund regarding trading and redemptions, and these may be in addition to or in place of the Fund's policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

The Fund will periodically review trading activity of omnibus

5

accounts and look for activity that may indicate potential frequent trading or market timing. If the Fund detects suspicious trading activity, they will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchase of Fund shares by an intermediary’s client.

Exemptions

The Fund may exempt certain transactions from the 2% redemption fee. These exemptions include:

  Emergency situations (such as death or disability)
  Retirement plan situations (such as required minimum distributions)
  Reinvestment of dividends or distributions
  Involuntary distributions (such as those required by employer decisions such as termination or plan restructuring)
  Systematic withdrawal plans

The Fund’s Statement of Additional Information contains further details about exemptions.

Dividends

The Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. The Fund accounts for its distributions as either taxable capital gains (originating from net realized gains on portfolio transactions), or taxable income (originating from dividends, taxable interest and certain other types of gains) or tax-exempt income (originating from interest on municipal bonds). Income dividends are paid daily and reinvested or distributed monthly. Distributions from capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets) are paid at the end of November.

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund. At your option, you may receive dividends or capital gain distributions in cash. You are notified of each dividend and capital gains distribution when paid.

Tax & Investment Information

Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and investors may realize a capital gain or loss on the redemption.

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of taxable income dividends and capital gains distributions. Dividend amounts represent the proportionate share the shareowner is to report on a tax return for the year. The Fund expects that its distributions will consist primarily of tax-exempt income dividends, but it may invest a portion of its assets in securities that generate income dividends that are not exempt from federal or Idaho income tax. Income dividends exempt from federal tax maybe subject to state and local income. Any capital gains distributed by the Fund may be taxable. Fund distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to income taxes.

Financial Highlights

This table is to help you understand the Fund’s financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait Weller & Baker LLP, independent registered public accounting firm for the Fund, audited this information. Their report and the Fund’s financial statements are in the Fund’s annual report (available free upon request from Saturna Capital).

	Year Ended November 30,
Selected data per share of capital stock outstanding throughout the year	2006	2005	2004	2003	2002

Net asset value at beginning of year	$5.27	$5.39	$5.46	$5.37	$5.28
Income from investment operations
Net investment income	0.18	0.19	0.19	0.21	0.22
Net gains (losses) on securities (both realized and unrealized)	0.06	(0.10)	(0.07)	0.09	0.09

Total from investment operations	0.24	0.09	0.12	0.30	0.31

Less distributions
Dividends (from net investment income)	(0.18)	(0.19)	(0.19)	(0.21)	(0.22)
Distributions (from capital gains)	(0.01)	(0.02)	-	-	-

Total distributions	(0.19)	(0.21)	(0.19)	(0.21)	(0.22)

Paid-in capital from early redemption fees 1	*0.00	*0.00	-	-	-

Net asset value at end of year	$5.32	$5.27	$5.39	$5.46	$5.37

Total Return	4.66%	1.66%	2.29%	5.40%	5.98%

Ratios / Supplemental Data
Net assets ($000), at end of year	$8,783	$8,531	$8,472	$7,692	$6,943
Ratio of expenses to average net assets
Before fee waivers and custody fee credits	0.87%	0.91%	0.95%	0.88%	0.88%
After fee waivers and custody fee credits	0.83%	0.88%	0.93%	0.85%	0.80%
Ratio of net investment income after fee waivers and custody credits to average net assets	3.40%	3.58%	3.56%	3.78%	4.14%

Portfolio turnover rate	24%	21%	15%	6%	11%

1 Early redemption fee adopted March 29, 2005	*Amount is less than $0.01

6

Internet Services
Please send transaction confirmations and shareowner reports to me via email:
[ ] Instead of paper mailings (save paper & postage) [ ] In addition to paper mailings

Email

Please contact Saturna to establish a PIN for internet access to your account.

Telephone Redemption Privileges
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)

ACH Telephone Transfer Privilege Please attach a voided check.
[ ] To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) designated US bank account.

Automatic Investment Plan Please attach a voided check.
Invest $ ______ into [ ] Idaho Tax-Exempt Fund on the ____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) US bank account. This plan may be canceled at any time.

Check Writing Privilege ($500 per check minimum)
($10 charge per checkbook, $25 charge per checkbook outside the US)

I (We) request the Custodian to honor checks drawn by me (us) on my (our) [ ] Idaho Tax-Exempt Fund account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation nor Saturna Investment Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted. Although you may use checks sent to you by the Funds for any payment, for legal reasons we cannot honor any other kind of check. If you use any other type of check, it will be returned unpaid.

[ ] Single Signature Authority (for checkbook only) -- Joint Accounts Only: (Checks for joint accounts require both signatures unless this box is marked to authorize checks with a single signature.) By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

Identification (attach clear photocopy)

Driver’s License Number of Primary Account Holder	State of Issuance
(You may also establish identity with a copy of passport or other government document)

Driver’s License Number of Joint Account Holder	State of Issuance
(You may also establish identity with a copy of passport or other government document)

Signatures
The undersigned warrant(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I (we) certify, under penalties of perjury, that I (we) am (are) not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.

____________________________ Signature of Individual (or Custodian)	_________________ Date
____________________________ Signature of Joint Owner (if any)	_________________ Date

Return completed applications to: Saturna Capital / Idaho Tax-Exempt Fund
P.O. Box N
Bellingham, WA 98227-0596

Idaho Tax-Exempt Fund INVESTMENT APPLICATION	For assistance, please call: (800) SATURNA or (360) 594-9900 Fax: (360) 734-0755

Account Type and Name (select only one, except for Joint Ownership)

[ ] Individual			Citizenship
[ ] U.S. Citizen [ ] U.S. Resident Alien [ ] Non-Resident Alien Country of Residence:
First Name	M.I.	Last Name

Social Security Number	Date of Birth (MM/DD/YYYY)
[ ] Joint Owner			Citizenship
[ ] U.S. Citizen [ ] U.S. Resident Alien [ ] Non-Resident Alien Country of Residence:
First Name	M.I.	Last Name

Social Security Number	Date of Birth (MM/DD/YYYY)
[ ] Gift To Minor			under the		Uniform Transfer To Minor's Act
State
Custodian's First Name	M.I.	Last Name

Custodian's Social Security Number	Custodian's Date of Birth (MM/DD/YYYY)

Minor's First Name	M.I.	Last Name	Relationship

Minor's Social Security Number	Minor's Date of Birth (MM/DD/YYYY)
[ ] Other

Indicate name of corporation, organization or fiduciary capacity. If a trust, include name(s) of trustees and date of trust instruments (corporate resolution and/or trust documents with signatures).

Tax ID Number	Date of Trust (MM/DD/YYYY)

Persons authorized to transact business for the above entity.
Residence Address

Street		Apt., Suite, Etc.

City	State	Zip
Telephone:

Daytime	Home	Other

Initial Investment (Minimum $1,000; please make check payable to Idaho Tax-Exempt Fund.)

Office Use Only

Be sure to fill out and sign the reverse side of this application.

PART B

STATEMENT OF ADDITIONALINFORMATION

SATURNA INVESTMENT TRUST

IDAHO TAX-EXEMPT FUND

1300 N. State Street
Bellingham, Washington 98225

360 / 734-9900
800 / SATURNA

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Idaho Tax-Exempt Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated March 30, 2007 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to 888/732-6262, and on the Internet at http://www.saturna.com/.

2	Idaho Tax Exempt Fund Statement of Additional Information	March 30, 2007

History of the Fund

Saturna Investment Trust (the “Trust”) is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust’s name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connection with the formation of the Sextant Funds, the Trust’s name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has six separate Funds, one of which is offered through this Prospectus and Statement of Additional Information: Idaho Tax-Exempt Fund (commenced operation September 4, 1987). The other five Sextant Funds are offered through a separate Prospectus and Statement of Additional Information.

Fund Descriptions, Investments and Risks

Classification

Saturna Investors Trust is a “series trust” that presently offers the Idaho Tax-Exempt Fund, an “open-end diversified investment management company” to investors. The Fund invests in debt securities issued by political subdivisions of the State of Idaho. Such an investment concentration can present special benefits and risks.

Investment Strategies and Risks

The Prospectus describes the principal investment strategies and risks of those strategies.

The Adviser may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho Bonds, but nevertheless yield income which is exempt from both Federal income and alternative minimum taxation. Such income may be taxable at the state level. It is the policy of the Fund not to devote more than 5% of its total assets to any one investment company, nor to devote greater than 10% of its total assets to investments in investment companies generally. It is anticipated that shares of such investment companies may be obtained by an affiliated broker/dealer, Saturna Brokerage Services (the “Distributor”), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund’s shareowners paying investment advisory fees twice on the same assets.

Non-Rated Bonds. Adviser believes that many of the debt securities issued by the State of Idaho or the political subdivisions, agencies or instrumentalities thereunder are small issues in total dollars, and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size of such issues, the expense of obtaining a rating for the issued obligation (the “Bond”) is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such Bonds. Since the cost of such analysis and investigation is typically not considered warranted due to the size of such issues, despite a higher return typically available from such non-rated Bonds, issues of non-rated Bonds generally do not have a trading market consisting of as many dealers as comparable rated issuers. Occasionally, the financial institution lending the funds to a municipality receives the Bond and holds it until maturity. As a result, although trading markets exist for non-rated Bonds, generally the number of dealers participating in the market are fewer than that which exists for rated Bonds. Although all rated and non-rated Bonds are traded on the basis of dealers’ perception of credit-worthiness, a non-rated Bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a Bond not having as great a recognition. The Adviser anticipates that investment in non-rated Bonds will occur only when the Adviser believes the credit of the issuer of such nonrated Bonds is such so as to warrant an investment without unreasonable risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment. In the opinion of the Adviser, such non-rated Bonds will be comparable to rated Bonds having an “A” rating. Experience of the Adviser indicates that investments in certain good quality non-rated Bonds are liquid and can be sold within a day at or near the value given for computing net asset value.

The Adviser believes that there exist both rated and non-rated Bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of Bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid, with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the Adviser will deal in good faith to arrive at a competitive rate.

In contemplating the rate at which to bid a Bond, the Adviser may consider the opinions and evaluations of independent broker/dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund’s investment securities portfolio, including rated and non-rated Bonds. The Adviser may consider such evaluations and valuation services provided by such independent brokers in determining where it effects transactions in investment securities.

Investments. The Fund invests at least 40% of total assets in municipal securities rated “A” or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s (“S&P”). The Fund invests more heavily in rated Bonds for various purposes, including (a) diversification or greater liquidity, (b) when the difference in returns between rated and non-rated Bonds is not material, or (c) when interest rates are expected to increase.

Under normal circumstances the Fund may invest up to 60% of total assets in non-rated Bonds only when the Adviser believes the credit of the issuer warrants an investment without unreasonable risk to the preservation of capital and the Bonds are sufficiently recognized among the market dealers so as to provide the ready marketability of the investment. The Fund employs the services of independent broker/dealers specializing in municipal bonds to assist the Adviser in both (1) determining the purchase price of rated and non-rated Bonds and (2) valuing the rated and non-rated Bonds for net asset value computation purposes.

In evaluating Bonds, the Adviser analyzes the extent of investment risk by policies that include:

(1) The extent of unemployment within the assessment district for the issuer of a Bond and the extent to which this may affect repayment of the Bond at maturity;<
(2) The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment

Idaho Tax-Exempt Fund: Statement of Additional Information	March 30, 2007	3

of the Bond at maturity;
(3) The financial position of the political subdivision, including, but not limited to, the extent of its existing indebtedness.

These limitations and policies are considered primarily at the time of purchase. The sale of a Bond is not mandated in the event of a subsequent change in circumstances. Indeed, Bonds are commonly held until maturity, when the Bond will be redeemed for its full face value, assuming no defaults. Nonetheless, both rated and non-rated Bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.

The Fund invests predominantly in municipal obligations issued by the State of Idaho or any political subdivision, agency or instrumentality thereof (“Municipality”). These municipal obligations generally include Municipal bonds, Municipal notes, Municipal commercial paper, and any other obligation from which the payment of interest, in the opinion of the bond issuer’s counsel, is exempt from Federal and Idaho State income tax. General descriptions of these investments are:

Municipal bonds are debt obligations issued to obtain funds for various public purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.

Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of notes include tax, bond, and revenue anticipation notes and project notes.

Municipal commercial paper refers to short-term obligations of municipalities, which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the Municipality or interim construction financing. Municipal commercial paper is, in most cases, backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks and other institutions.

Municipal notes and commercial paper obligations are usually issued in the following circumstances: (a) When borrowing is in anticipation of long-term financing, the paper is generally referred to as bond anticipation notes (“BAN”). Cities are authorized to issue revenue bond anticipation notes. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are secured by income and revenues derived by the city from the project and from the sale of the revenue bonds in anticipation of which the notes are issued. (b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes (“TAN”). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year from the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. The full faith and credit of the taxing districts back TANs. The State of Idaho is also authorized to issue a TAN in anticipation of income or revenue from taxes, but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obligation is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fiscal year.

Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as local improvement district (“LID”) bonds.

General obligation bonds (“GO Bonds”) are those obligations of an issuer to which the full faith and credit of the municipality is pledged. The proceeds from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, and roads, water and sewer systems, and facilities for a variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.

Revenue bonds may be issued to fund a wide variety of revenueproducing capital projects including, but not limited to, electric, gas, water and sewer systems, highways, bridges, and tunnels, airport facilities, colleges and universities, hospitals, and health, convention, recreational, and housing facilities. Although the principal security of these bonds varies, generally, revenue bonds are payable from a debt service reserve fund, the cash for which is derived from the operation of the particular utility or enterprise. Revenue bonds are not general obligations. The revenues of the particular utility or system secure them. They can be issued by agencies of a state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and housing authorities.

The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.

Local Improvement District (“LID”) bonds are secured by assessments levied against the properties benefited by the improvements constructed with the proceeds of the bonds. This type of financing is available to counties, water and/or sewer districts, highway districts, irrigation districts and cities. The property must be specially benefited by the improvements constructed out of the proceeds of the bonds, generally within a local improvement district.

Private Activity Bonds, including Industrial Development Bonds (“IDB”), are commonly issued by public authorities but generally are not secured by any taxing power. Rather, they are secured by the revenues derived from the lease or rental payments received from the industrial user, and the credit quality of such Municipal Bonds is usually directly related to the credit standing of the user of the facilities. Since 1986 there have been substantial limitations on new issues of municipal bonds to finance privately operated facilities. To the extent such municipal bonds would generate income that might be taxed under federal alternative minimum

4	Idaho Tax Exempt Fund Statement of Additional Information	March 30, 2007

tax provisions, the Fund does not invest in Private Activity bonds. The Fund does not anticipate that greater than 5% of the Fund’s total assets will be invested in Private Activity Bonds.

The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity.

Many factors may cause the value of a shareholder’s investment in the Fund to fluctuate in value. The value of the Fund’s portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise, the price of municipal bonds held in the Fund will fall; when rates fall, the price of such bonds will generally rise. In addition, there is a risk that the issuer of a municipal bond or other security will fail to make timely payments of principal and interest. Interest rate fluctuations will affect the Fund’s net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by the Fund vary over time, no specific yield on shares of the Fund can be assured.

Because the Fund concentrates its investments in a single state, there is a greater risk of fluctuation in the values of its portfolio securities than with mutual funds, the investments of which are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The Fund’s share prices can be affected by political and economic developments within and by the financial condition of the State of Idaho, its public authorities and political subdivisions.

Fund Policies

Investment objectives and certain policies of the Fund may not be changed without the prior approval of the holders of the majority of the outstanding shares of the Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and secondary investment objectives; (2) the 80% of assets minimum investment in Idaho tax-exempt income securities; and (3) the policies listed under “Investment Restrictions.”

Investment Restrictions

The Fund shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase “ restricted securities” (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Fund shall not make loans to others, except for the purchase of debt securities, or enter into repurchase agreements. The Fund shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund’s total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of either Fund’s total assets, and no more than 10% of the Fund’s voting securities of any one issuer. In addition, the Fund shall not purchase real estate; real estate limited partnerships; commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. Also, the Fund shall not purchase or retain securities of any issuer if the officers or trustees of the Fund or its Adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. The Fund shall not purchase securities of any issuer in excess of 5% of the Fund’s total assets or purchase more than 10% of the outstanding voting securities of any issuer; or concentrate its investments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation.

Temporary Defensive Position

During uncertain market or economic conditions, the Idaho Tax-Exempt Fund may adopt a temporary defensive position and invest more than 20% of assets in cash or equivalents, government securities, unaffiliated money-market mutual funds, and other debt securities having an “A” rating or better. While such defensive investments may not contribute to the primary objective of tax-free income, they do assist the secondary objective of capital preservation.

Portfolio Turnover

The Fund places no restrictions on portfolio turnover and the Fund will buy or sell investments according to the Adviser’s appraisal of the factors affecting the market and the economy. The Adviser does not anticipate significant variation from the relatively low portfolio turnover rates experienced in the past.

Portfolio Information

The Fund publishes its complete portfolio holdings on the Internet after each month-end (http://www.saturna.com). It publishes annual and semi-annual reports containing portfolio holdings. It files periodic reports with the SEC containing portfolio holdings, which may be published on the Internet. The Fund may provide dealers, financial services and reporters with month-end portfolio holdings. The Fund does not disclose mid-month portfolio holdings. Information about open trades, strategies, and investment programs is proprietary information of the Adviser and kept confidential.

Idaho Tax-Exempt Fund: Statement of Additional Information	March 30, 2007	5

Management of the Fund

Board of Trustees

A Board of five Trustees manages the Fund: Nicholas Kaiser, John E. Love, John S. Moore, Gary A. Goldfogel, and Herbert G. Grubel. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. The majority of Trustees are Independent, having no relationship with the Adviser or its affiliates, and solely consider the interests of shareowners.

Table 1: Management Information

Name, Address and Age	Position(s) Held with Trust	Principal Occupation(s) during past 5 years	Dollar Range of Securities in the Sextant Funds	Number of Portfolios in Saturna fund complex overseen by Trustee	Other Directorships held by Trustee

INDEPENDENT TRUSTEES
John E. Love 1002 Spokane Street Garfield WA 99130 Age: 74	Independent Trustee since 1987; Independent Chairman	Owner, J.E. Love Co., (agricultural equipment manufacturer)	None	Six	None

John S. Moore, Ph.D. 346 Bayside Road Bellingham WA 98225 Age: 75	Independent Trustee since 1993; Audit Committee Chair	Professor (retired), College of Business and Economics, Western Washington University	None	Six	None

Gary A. Goldfogel, M.D. 1500 N. State Street Bellingham WA 98226 Age: 48	Independent Trustee since 1995	Medical Examiner (pathologist). Owner, Avocet Environmental Testing (laboratory)	None	Six	None

Herbert G. Grubel Apt. 1202 - 125 West Second St. North Vancouver, BC Canada V7M 1C5 Age: 73	Independent Trustee since 2005	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University; Author	None	Six	None

INTERESTED TRUSTEE
Nicholas F. Kaiser, MBA* 1300 N. State Street Bellingham WA 98225 Age: 60	President and Trustee since 1990	President, Saturna Capital Corporation (the Trust’s investment adviser) President, Saturna Brokerage Services (the Trust’s distributor)	$1 - $10,000	Eight	Amana Mutual Funds Trust

OFFICERS WHO ARE NOT TRUSTEES
Phelps S. McIlvaine* 1300 N. State Street Bellingham WA 98225 Age: 53	Vice President since 1994	Vice President, Saturna Capital Corporation (the Trust’s investment adviser) Treasurer, Saturna Brokerage Services (the Trust’s distributor)	None	N/A	N/A

Ethel B. Bartolome* 1300 N. State Street Bellingham WA 98225 Age: 34	Secretary since 2001	Corporate Administrator, Saturna Capital Corporation (the Trust’s investment adviser)	None	N/A	N/A

Christopher R. Fankhauser* 1300 N. State Street Bellingham WA 98225 Age: 35	Treasurer since 2002	Chief Operating Officer, Saturna Capital Corporation (the Trust’s investment adviser)	None	N/A	N/A

James D. Winship, Esq.* 1300 N. State Street Bellingham WA 98225 Age: 59	Chief Compliance Officer since 2004	Private Practice & Adjunct Professor, Univ. of Washington School of Business and Seattle Pacific University	None	N/A	N/A

*Messrs. Kaiser, McIlvaine, Fankhauser and Winship, and Mrs. Bartolome are “interested persons” of the Trust as employees of the Adviser, Saturna Capital Corporation. Messrs. Kaiser, Fankhauser and Winship, and Mrs. Bartolome hold the same positions with Amana Mutual Funds Trust, which has two Fund portfolios, and is also managed by Saturna Capital Corporation.

6	Idaho Tax Exempt Fund Statement of Additional Information	March 30, 2007

Mr. Kaiser is the only trustee with holdings in other Registered Investment Companies in the Saturna family, and their aggregate value exceeds $100,000.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee operating under a specific charter and consisting of the disinterested directors meets to select the independent registered public accounting firm and review all audit reports. The audit committee held one meeting during the fiscal year. A separate nominating committee, consisting of the disinterested directors, met once during the fiscal year. The nominating committee will consider shareowners for nomination who submit their written qualifications to the Secretary.

Compensation

The Trust pays disinterested trustees $300 per meeting attended, plus reimbursement of travel expenses (pro-rata to each Fund of the Trust). Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust; except that Mr. Winship has been retained by the Trust as Chief Compliance Officer, for which he is compensated. Table 2 provides the total compensation paid trustees for the fiscal year ended November 30, 2006.

Code of Ethics

The Trust, its investment advisor Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on the investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trustor Saturna Capital Corporation.

Principal Holders of Securities

Table 3 contains the principal holders of record (those with more than 5% of the outstanding shares) as of December 31, 2006.

Table 2: Trustee Compensation for Fiscal Year ended Nov. 30, 2006

Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees

John E. Love Trustee, Chairman	$1,200	$0	$0	$1,200

John S. Moore Trustee	$1,200	$0	$0	$1,200

Gary A. Goldfogel Trustee	$1,200	$0	$0	$1,200

Herbert G. Grubel Trustee	$1,200	$0	$0	$1,200

Nicholas F. Kaiser Trustee	$0	$0	$0	$0

Table 3: Principal Holders of Securities as of Dec. 31, 2006

Name and Address	Shares	Percentage
National Investor Service Corp. Omnibus Account 55 Water Street New York, NY 10041-3299	179,636.557	10.99%

O. Richard Barker Orma H. Barker JT WROS 177 E. Fir Street Shelley, ID 83274	88,592.720	5.42%

C. Dean Cardin Kay F. Cardin JT WROS 4911 San Hollow Road New Plymouth, ID 83655	83,409.772	5.10%

As of Dec. 31, 2006, the officers and Trustees (plus affiliated family members and entities), as a group, owned 834 shares of Idaho Tax-Exempt Fund (0.05%).

Idaho Tax-Exempt Fund: Statement of Additional Information	March 30, 2007	7

Investment Advisory and Other Services

Investment Adviser and Administrator

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator (the “Adviser”) for the Fund. Saturna Capital is also the Fund’s shareowner servicing agent. Mr. Nicholas Kaiser, by his ownership of the majority of its voting stock, is the controlling person of the Adviser. Mr. Kaiser is also a trustee and president of Saturna Investment Trust. Mr. Phelps McIlvaine is the principal portfolio manager of the Idaho Tax-Exempt Fund, and a shareowner and member of the board of the Adviser.

A discussion of the trustees’ approval of the continuance of the investment advisory and administration agreements is available in the Trust’s November 30, 2006 annual report.

Advisory Fee

The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and .30% of assets in excess of $1 billion.

For each of the fiscal years ended November 30, 2004, 2005 and 2006, respectively, the advisory fees (after expense limitations) the Fund paid Saturna Capital were $39,632; $42,315 and $42,846 respectively. A discussion regarding the basis for the board of directors approving the investment advisory contract of the Fund is available in the Fund’s annual or semi-annual report to shareholders, as applicable, and providing the period covered by the relevant annual or semi-annual report.

Portfolio Managers

All Saturna Capital employees, including Phelps McIlvaine and other portfolio managers, are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses, that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As a shareowner of Saturna Capital Corporation, Mr. McIlvaine may benefit from any increase in its value per share that might result from its operations or profits. All Saturna Capital employees are eligible for a retirement plan, health and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser’s net monthly fee (which is based on both assets and performance) for a 4-star rating, and 2% of the monthly fee for a 5-star rating. Mr. Phelps McIlvaine was paid a total of $72,682 in calendar 2006.

In addition to managing the Fund, Mr. McIlvaine also manages two other mutual funds, Sextant Bond Income Fund and Sextant Short Term Bond Fund, and 5 other accounts. Of these other accounts, none has a fee that is based on performance of the account.

Saturna’s portfolio managers manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts will outperform the securities selected for others. Through an arrangement with Saturna Brokerage Services, accounts trade securities at zero commission, eliminating a potential conflict. Personal accounts may give rise to potential conflicts of interest although portfolio managers rarely trade for their own accounts; trading in personal accounts is restricted by Saturna’s Code of Ethics. A portfolio manager’s compensation plan may give rise to potential conflicts of interest. To reduce this risk, mutual fund portfolio managers’ account performance bonus depends upon the fund’s overall Morningstar rating, which derives from investment results over the last three, five and ten years. A manager’s compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

Shareowner Services

Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Fund. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and any Form 1099 tax forms. Saturna also, on behalf of the Fund, responds to shareowners’ questions or correspondence. Further, the transfer agent regularly furnishes the Fund with current shareowner lists and information necessary to keep the shares in balance with the Fund’s records. The transfer agent performs the mailing of financial statements, notices and prospectuses to shareowners.

For each of the fiscal years ended November 30, 2004, 2005 and

Table 4: Portfolio Managers

	Nicholas Kaiser	Phelps McIlvaine

Trust portfolios served as primary manager (assets) 1:	Sextant Growth Fund ($13,726,274) Sextant International Fund ($9,266,606)	Sextant Bond Income Fund ($3,382,911) Sextant Short-Term Bond Fund ($2,940,386) Idaho Tax-Exempt Fund ($8,788,688)

Other investment company portfolios served as primary manager (assets):	Amana Growth Fund ($111,426,101) Amana Income Fund ($329,150,931)	None

Other pooled investment vehicles served as primary manager (assets) 1:	Two ($14,113,964)	None

Other accounts (assets):	Twenty-six ($35,119,648)	Five ($4,458,505)

1 Assets as of 11/30/2006 managed with a performance fee

8	Idaho Tax Exempt Fund Statement of Additional Information	March 30, 2007

2006, respectively, the shareowner servicing fees (after expense limitations) the Fund paid Saturna Capital were $4,141; $4,150; and $3,744 respectively.

Custodian

National City Bank, Indiana, of Indianapolis, National City Center, Indianapolis, Indiana 46255 is the custodian of the Funds. As custodian for the Fund, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of the Fund pays the authorized expenses of the Fund. When investors redeem Fund shares, the proceeds are paid to the shareowner from an account at the custodian bank.

Independent Registered Public Accounting Firm

Tait, Weller and Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 are the independent registered public accounting firm for the Fund. The accountants conduct an annual audit of the Fund as of November 30 each year, prepare the tax returns of the Fund and assist the Adviser in any accounting matters throughout the year.

Principal Underwriter

The Adviser’s wholly-owned subsidiary, Saturna Brokerage Services, Inc., 1300 N. State Street, Bellingham WA 98225 is a discount brokerage firm and acts as distributor for the Fund without compensation. Mr. Nicholas Kaiser, an affiliated person of the Fund, is President of Saturna Brokerage Services, Inc.

Brokerage Allocation

For fiscal years 2004, 2005, and 2006, Idaho Tax-Exempt Fund paid no brokerage commissions.

The placing of purchase and sale orders as well as the negotiation of commissions, if any, is performed by the Adviser and is reviewed by the Board of Trustees.

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. All shares are fully paid, nonassessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to Idaho Tax- Exempt Fund, only the shareowners of Idaho Tax-Exempt Fund are entitled to vote. All dividends and distributions for the Fund shall be distributed to shareowners in proportion to the number of shares owned.

Purchase, Redemption and Pricing of Shares

See How to Buy Shares, How to Redeem Shares and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share. A 2% penalty may apply to early redemptions.

Price

Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for the Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Fund calculates net asset value, which is the price used for both purchase and redemption of shares.

Exchanges

In addition to normal purchases or redemptions, the shares of the Funds may be exchanged for shares of other funds managed by Saturna Capital. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Early Redemption Fee Waiver

The 2% early redemption fee on Fund shares held 30 days or less is normally waived for non-participant directed, involuntary and or non-discretionary transactions. Early redemption fees are due and payable to the Fund regardless of dollar amount.

Orders Placed Directly With The Funds

Common reasons for this waiver for transactions processed directly include:

Corrections
Reinvested Dividends
Death distributions
Disability distributions
Retirement plan required minimum distributions
Involuntary distributions required by employer decisions to change a plan
Systematic withdrawal plans
Automated asset rebalancing programs
WRAP program distributions
Participant contribution distributions
Shares reclassified from one share class to another share class in the same fund
Shares redeemed as part of a defined contribution retirement plan participant-directed distribution including, but not limited to, the following examples:

Death distributions
Qualified Domestic Relations Orders (QDROs)
Shares redeemed as part of a retirement plan termination or restructuring
Shares transferred from one retirement plan to another plan in the same fund
Shares redeemed by shareowner to cover various plan fees
Excess contributions corrections
Forfeiture, or terminated employee distributions
Rollover Contributions
Other Involuntary Distributions

The following transactions are not exempt from the early redemption fee:

In Service Distributions
Hardship Distributions

Idaho Tax-Exempt Fund: Statement of Additional Information	March 30, 2007	9

Loan Distributions
Redemption Fees applied to Fund of Funds Transactions

Fund/Serv Order Processing

Waivers to early redemption fees prior to the end of the 30-day holding period apply to orders transmitted to the transfer agent through DTCC’s Fund/SERV order processing system. Those circumstances under which a waiver may, or may not be granted, are described using the Fund/SERV transaction and reason codes listed below.

Fund/SERV Reason Codes	Fund Waiver Policy
(1) Corrections Waiver	Yes
(2) Death Waiver	Yes
(3) Disability Waiver	Yes
(4) Mandatory/ Qualified Distribution Waiver	Yes
(5) Systematic Withdrawal Plan Waiver	Yes
(6) Defined Contribution Waiver	Yes
(7) Hardship Waiver	No
(8) Auto Rebalance Waiver	Yes
(9) Defined Contribution Plans
a. Termination Waiver	Yes
b. Involuntary Distribution Waiver	Yes
c. Loan Distribution Waiver	No
d. Excess Contribution Waiver	Yes
e. WRAP Program Distribution	Yes
f. Fund of Funds	No
g. Divorce	Yes
h. Plan Fees	Yes
(10) Reinvested Shares Waiver	Yes
(11) Exchange Buy Waiver	No
(12) Exchange Buy Aging Date Waiver	No
(13) Aging Start Date Waiver	No
(14) Eligible Transaction Waiver	No

Intermediary Processing

Financial intermediaries holding shares on behalf of Fund shareowners via omnibus accounts may or may not offer early redemption fee waivers in accordance with this policy. Such indirect Fund shareowners are advised to contact their financial intermediary before early liquidation of shares to ascertain how the Fund's early redemption fee policy will be applied.

Taxation of the Fund

Saturna Investment Trust is organized as a “series” investment company. As one of the funds in the Trust, Idaho Tax-Exempt Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of the Fund may look only to the Fund for income, capital gain or loss, redemption, liquidation, or termination. The Fund has separate arrangements with the Adviser. Assets of the Fund are segregated. The creditors and shareowners of the Fund are limited to the assets of the Fund for recovery of charges, expenses and liabilities. The Fund conducts separate voting on issues relating solely to the Fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of the Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from the Fund.

The Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

Interest received upon the obligations of the State of Idaho or political subdivisions thereof are exempt from income tax in the State of Idaho. An Idaho Income Tax ruling provides a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Idaho Tax- Exempt Fund, upon distribution to shareholders.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 28% of taxable income dividends. If the IRS determines that the Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

Calculation of Performance Data

Average annual Total Return and Current Yield information may be useful to investors in reviewing a Fund’s performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. Additional calculations are made to illustrate possible taxes payable on distributions and sale of shares. The performance for any given past period is not an indication of future rates of return or yield on its shares.

Average Annual Total Return (before taxes) for the Idaho Tax- Exempt Fund for one year from November 30, 2005 through November 30, 2006 was 4.66%. Average annual total return for the five years ended November 30, 2006 was 4.02%. Average annual total return for the ten years ended November 30, 2006 was 4.52%.

Average Annual Total Return (before taxes) quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

P (1 + T)^n = ERV

Where

P = a hypothetical initial Payment of $1,000
T = average annual Total return

10	Idaho Tax Exempt Fund Statement of Additional Information	March 30, 2007

n = number of years
ERV = Ending Redeemable Value of the $1,000 payment made at the beginning of the period.

To solve for average Total Return, the formula is as follows:

T = (ERV/P)^1/n - 1

Average Annual Total Return (after taxes on distributions) for the Idaho Tax-Exempt Fund for one year from November 30, 2005 through November 30, 2006 was 4.63%. Average annual total return for the five years ended November 30, 2006 was 4.00%. Average annual total return for the ten years ended November 30, 2006 was 4.50%.

Average Annual Total Return (after taxes on distributions) quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

P (1 + T)^n = ATVD

Where

P = a hypothetical initial Payment of $1,000
T = average annual Total return (after any federal income taxes on distributions)
n = number of years
ATVD = Ending Value of the hypothetical $1,000 payment made at the beginning of the period after taxes on fund distributions but not after any federal income taxes on redemption

Average Annual Total Return (after taxes on distributions and redemption) for the Idaho Tax-Exempt Fund for one year from November 30, 2005 through November 30, 2006 was 4.22%. Average annual total return for the five years ended November 30, 2006 was 3.66%. Average annual total return for the ten years ended November 30, 2006 was 3.74%.

Average annual Total Return (after taxes on distributions) quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

P (1 + T)^n = ATVDR

Where

P = a hypothetical initial Payment of $1,000
T = average annual Total return (after any federal income taxes on distributions and redemption) n = number of years
ATVDR = Ending Value of the hypothetical $1,000 payment made at the beginning of the period after any federal income taxes on fund distributions and redemption

Current Yield is computed by dividing the net investment income, as defined by the Securities and Exchange Commission, over a rolling 30 day period for which the yield is presented by the average number of shares eligible to receive dividends for the period over the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

Yield = 2[(a-b/cd+1)^6 -1]

Where

a = interest accrued during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the price per share on the last day of the period

The current yield on the Idaho Tax-Exempt Fund for the 30 day period ending November 30, 2006 was 4.67%.

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.

Annual Financial Statements

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 2006, Filed as Exhibit A hereto:

Report of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm.
Statement of Assets and Liabilities as of November 30, 2006.
Statement of Operations - Year ended November 30, 2006.
Statements of Changes in Net Assets - years ended November 30, 2006 and 2005.
Investments - as of November 30, 2006.
Notes to Financial Statements.

Idaho Tax-Exempt Fund: Statement of Additional Information	March 30, 2007	11

PART C

OTHER INFORMATION

Exhibits

Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference to exhibits previously filed with the Registration Statement for Saturna Investment Trust and amendments thereto.

(a) Articles of Incorporation

*(1) Agreement and Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed February 20, 1987 with Secretary of State of Washington. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form N-1A in 1987. File No. 33-13247.

*(2) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on November 24, 1992, filed with the Secretary of State of Washington December 1, 1992. Incorporated by Reference. Filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.

*(3) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on July 10, 1995. Incorporated by Reference. Filed as Exhibit No. 1-3 to Amendment No. 13 to Form N- 1A dated July 11, 1995.

*(4) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, as adopted by vote of the shareholders on September 28, 1995. Filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(5) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, as adopted by the Board of Trustees December 20, 2006. Filed as Exhibit No. EX-99.a to Amendment No. 28 to Form N-1A dated January 9, 2007.

(b) By-laws.

*Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992. Incorporated by Reference. Filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

(c) Instruments Defining Rights of Security Holders. Included in (a) and (b).

(d) Investment Advisory Contracts

*(1) Investment Advisory and Administrative Services Agreement for the series Sextant International Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(2) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-2 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(3) Investment Advisory and Administrative Services Agreement for the series Sextant Bond Income Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-3 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(4) Investment Advisory and Administrative Services Agreement for the series Sextant Short-Term Bond Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(5) Investment Advisory and Administrative Services Agreement for the series Sextant Core Fund of Saturna Investment Trust, as approved by the Board of Trustees on December 20, 2006, to be submitted to shareholders for approval following issuance of initial shares. Filed as Exhibit No. EX-99.d to Amendment No. 28 to Form N-1A dated January 9, 2007.

(e) Underwriting Contracts. Distribution Agreement adopted June 28th, 2006.

(f) Bonus or Profit Sharing Contracts. Not applicable.

(g)* Custodian Agreements

*Form of Custodian Agreement for each series of the Trust, between the Trust and National City Bank, Indiana. Filed as Exhibit No. 8-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(h)* Other Material Contracts

*Transfer Agent Agreement for the Northwest Investors Trust between the Trust and Saturna Capital Corporation, dated October 12. Filed as Exhibit C to Proxy Statement dated September 21, 1990. File No. 33-13247.

(i) Legal opinions.

Opinion of Counsel dated March 20, 2007.

(j) Other opinions.

(1) Accountant’s Consents dated March 20, 2007.

*(2) Copies of Powers of Attorney of Trustees of Saturna Investment Trust. Filed as Exhibit No. EX-24 to Amendment No. 28 to Form N-1A dated January 9, 2007.

(k) Omitted Financial Statements. Not applicable.

(l) Initial Capital Agreements.

Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated March 12, 2007.

(m)* Rule 12(b)-1 Plan.

Rule 12(b)-1 Plan approved by Trustees on June 28, 2006 and adopted by shareowners on August 15, 2006. Filed as Exhibit No. EX-99.m to Amendment No. 28 to Form N-1A dated January 9, 2007.

(n) A Financial Data Schedule. Not applicable.

(o) Rule 18f-3 Plan. Not applicable.

(p)Code of Ethics

*(1) Code of Ethics dated March 2, 2006 filed as Exhibit EX-99.p to Amendment 26 to Form N-1A dated March 29, 2006.

(2) Code of Ethics dated March 1, 2007.

Persons Controlled by or Under Common Control with Registrant

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Indemnification

There is no provision for indemnification of the officers and trustees of the Trust except as provided the Agreement and Declaration of Trust of Saturna Investment Trust, which provisions are set forth below. The provisions of Article IV, Section 1 and Article XI of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.

In the performance of his duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of duty as a Trustee, provided that this limitation shall not be construed as limiting the liability of the Trustee for (l) any breach of the Trustee’s duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) for the unlawful payment of dividends or redemption of shares, or (4) for any transaction from which the Trustee derives an improper personal benefit.

The Trustees, officers, employees and agents of the Trust are indemnified by the Trust for the fines, judgments and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be protected from liability for acts of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent or employee against any liability asserted against such person or incurred by him by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trustees, officers and agents of the Trust have no power to bind any past or present shareowner of any Fund of the Trust solely by reason that the shareowner is an owner of a beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against him solely by reason of his capacity and status as a shareowner.

The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to the assets of shareowners, officers, agents and employees of the Trust. The Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Transfer Agent agreement of the Trust contain such a provision.

Business and Other Connections of Investment Adviser

The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

Principal Underwriters

The broker-dealer subsidiary of the Adviser, Saturna Brokerage Services, Inc., acts for the Trust as “distributor,” under authority of a Distribution Agreement adopted by the Trustees on June 20, 2006.

The Sextant Funds series of the Trust (excluding Idaho Tax-Exempt) have entered a Rule 12b-1 Distribution Plan approved by shareholders August 15, 2006 and effective October 2, 2006, pursuant to which each Sextant Fund pay the Distributor a monthly fee at the annual rate of .25%. The Distributor may use all or any portion of the fee for activities that the Distributor determines to be reasonably calculated to result in sales of Fund Shares.

Officers and employees of Saturna Brokerage Services, Inc. receive no compensation (salary or commissions) from Saturna Brokerage Services, Inc. The only compensation paid employees of Saturna Brokerage Services, Inc. or of Saturna Capital Corporation is salary and bonus.

Location of Accounts and Records

With the exception of those records maintained by the Custodian, National City Bank, Indiana, 101 W. Washington Street, Indianapolis, Indiana, 46255, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management Services

There are no management-related contracts pursuant to which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 20th day of March, 2007.

SATURNA INVESTMENT TRUST

By /s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Nicholas F. Kaiser Nicholas F. Kaiser	President; Trustee (Principal Executive Officer)	March 20, 2007
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	March 20, 2007
** John E. Love ** John S. Moore ** Gary A. Goldfogel ** Herbert G. Grubel ** By /s/ Nicholas F. Kaiser Nicholas F. Kaiser, Attorney-in-fact	All other Trustees	March 20, 2007